                                                 Strategic Partners Mutual Funds, Inc.
                Supplement dated April 30, 2004 to the Statement of Additional Information ("SAI") dated March 1, 2004

         The section of the SAI entitled  "Investment  Programs of the Funds" is revised by replacing  the  disclosure  relating to the
Strategic Partners High Yield Bond Fund on pages 101 through 104 with the following:

Strategic Partners High Yield Bond Fund:

Investment Objective:  The Fund seeks a high level of current income and may also consider the potential for capital appreciation.

Investment Policies:

         The Fund is  appropriate  for  investors  who seek a high  level  of  current  income  and who also may wish to  consider  the potential for capital  appreciation.  A number of investment  strategies are used to seek to achieve the Fund's  investment  objective, including  market sector  selection,  determination  of yield curve exposure and issuer  selection.  In addition,  the Sub-Adviser will attempt to take advantage of pricing  inefficiencies in the fixed-income  markets.  The Sub-Adviser  starts the investment process with
economic  analysis  to  determine  broad  growth  trends,   industry-specific   events  and  market  forecasts.  The  market  value  of
non-investment  grade  fixed-income  securities  tends to reflect  individual  developments  within a company to a greater  extent than higher rated  corporate debt or Treasury bonds that react  primarily to  fluctuations  in interest  rates.  Therefore,  determining the creditworthiness  of issuers is critical.  To that end, the Fund's Fund managers have access to Goldman Sachs' highly  regarded  Credit
Research and Global Investment Research  Departments,  as well as analysis from the firm's High Yield Research Group, a dedicated group of 15  professionals  in the high yield and emerging  market  corporate bond research area,  consisting of industry and regional market specialists.  In addition,  the Fund managers may review the opinions of the two largest  independent credit rating agencies,  Standard
& Poor's and Moody's.  The Fund's Fund managers and credit analysts also conduct their own in-depth  analysis of the issues  considered for inclusion in the Fund's Fund.  The Fund managers and credit  analysts  evaluate such factors as a company's  competitive  position, the strength of its balance  sheet,  its ability to  withstand  economic  downturns  and its  potential to generate  ample cash flow to service its debt.  The ability to analyze  accurately a company's  future cash flow by correctly  anticipating  the impact of economic, industry-wide  and specific  events is critical to  successful  high yield  investing.  GSAM's goal is to identify  companies  with the potential to strengthen  their  balance  sheets by  increasing  their  earnings,  reducing  their debt or effecting a turnaround.  GSAM analyzes  trends in a company's  debt picture (i.e.,  the level of its interest  coverage) as well as new  developments  in its capital structure on an ongoing basis.  GSAM believes that this ongoing  reassessment  is more valuable than relying on a "snapshot"  view of a company's ability to service debt at one or two points in time.

         The Fund is diversified  among different  sectors and industries on a global basis in an effort to reduce overall risk.  While
GSAM will avoid  excessive  concentration  in any one industry,  the Fund's specific  industry  weightings are the result of individual security  selection.  Emerging  market debt considered for the Fund will be selected by specialists  knowledgeable  about the political and economic structure of those economies.

         Return on and Risks of High Yield  Securities.  High yield  bonds can  deliver  higher  yields and total  return  than  either investment grade corporate bonds or U.S. Treasury bonds.  However,  because these  non-investment grade securities involve higher risks in return for higher income,  they are best suited to long-term  investors who are  financially  secure enough to withstand  volatility and the risks associated with such investments.

         For high yield,  non-investment  grade securities,  as for most investments,  there is a direct relationship  between risk and return.  Along with their  potential to deliver higher yields and greater  capital  appreciation  than most other types of fixed-income securities,  high  yield  securities  are  subject  to higher  risk of loss,  greater  volatility  and are  considered  speculative  by traditional  investment  standards.  The most  significant risk associated with high yield securities is credit risk: the risk that the company  issuing a high yield security may have difficulty in meeting its principal  and/or  interest  payments on a timely basis. As a result,  extensive  credit  research and  diversification  are essential  factors in managing risk in the high yield arena. To a lesser extent,  high yield bonds are also subject to interest rate risk:  when interest rates increase,  the value of fixed income  securities tends to decline.

Investment Policies:

         U. S. Government  Securities The Fund may invest in U.S.  Government  Securities.  Some U.S.  Government  Securities  (such as
Treasury  bills,  notes and bonds,  which differ only in their interest  rates,  maturities and times of issuance) are supported by the full  faith and  credit  of the  United  States.  Others,  such as  obligations  issued  or  guaranteed  by U.S.  government  agencies, instrumentalities  or sponsored  enterprises,  are  supported  either by (i) the right of the issuer to borrow from the U.S.  Treasury,
(ii) the  discretionary  authority of the U.S. government to purchase certain obligations of the issuer or (iii) only the credit of the
issuer.   The  U.S.   government  is  under  no  legal  obligation,   in  general,   to  purchase  the  obligations  of  its  agencies,
instrumentalities  or sponsored  enterprises.  No assurance can be given that the U.S. government will provide financial support to the
U.S. government agencies, instrumentalities or sponsored enterprises in the future.

         U.S.  Government  Securities include (to the extent consistent with the Act) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S.  government,  or its agencies,  instrumentalities or sponsored enterprises.  U.S.  Government  Securities also include (to the extent consistent with the Act) participations in loans made to foreign governments  or  their  agencies  that  are  guaranteed  as to  principal  and  interest  by  the  U.S.  government  or  its  agencies, instrumentalities  or sponsored  enterprises.  The secondary market for certain of these  participations is extremely  limited.  In the absence of a suitable secondary market, such participations are regarded as illiquid.

         The Fund may also  purchase  U.S.  Government  Securities  in private  placements  and may also  invest in  separately  traded principal and interest  components of securities  guaranteed  or issued by the U.S.  Treasury that are traded  independently  under the separate trading of registered interest and principal of securities program ("STRIPS").

         Custodial  Receipts and Trust  Certificates.  The Fund may invest in custodial receipts and trust  certificates,  which may be underwritten by securities  dealers or banks,  representing  interests in securities held by a custodian or trustee.  The securities so held may include U.S.  Government  Securities,  Municipal  Securities or other types of  securities  in which the Fund may invest.  The custodial  receipts or trust  certificates  are  underwritten  by  securities  dealers or banks and may  evidence  ownership  of future interest  payments,  principal  payments or both on the underlying  securities,  or, in some cases,  the payment  obligation of a third party that has entered into an interest  rate swap or other  arrangement  with the  custodian or trustee.  For certain  securities  law purposes,  custodial  receipts and trust certificates may not be considered  obligations of the U.S.  government or other issuer of the securities  held by the  custodian  or  trustee.  As a holder of  custodial  receipts  and trust  certificates,  the Fund will bear its proportionate  share of the fees and  expenses  charged to the  custodial  account  or trust.  The Fund may also  invest in  separately issued interests in custodial receipts and trust certificates.

         Although  under the terms of a custodial  receipt or trust  certificate  a Fund would be  typically  authorized  to assert its rights  directly  against the issuer of the underlying  obligation,  the Fund could be required to assert through the custodian bank or trustee  those rights as may exist against the  underlying  issuers.  Thus,  in the event an  underlying  issuer fails to pay principal and/or  interest  when due,  a Fund may be  subject to delays,  expenses  and risks  that are  greater  than those that would have been involved if the Fund had purchased a direct  obligation of the issuer.  In addition,  in the event that the trust or custodial  account in which the  underlying  securities  have been deposited is determined to be an  association  taxable as a  corporation,  instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

         Certain  custodial  receipts and trust  certificates may be synthetic or derivative  instruments that have interest rates that reset  inversely to changing  short-term  rates and/or have  embedded  interest  rate floors and caps that require the issuer to pay an adjusted  interest  rate if market  rates  fall below or rise above a  specified  rate.  Because  some of these  instruments  represent relatively  recent  innovations,  and the trading market for these instruments is less developed than the markets for traditional types of  instruments,  it is uncertain how these  instruments  will perform under  different  economic and  interest-rate  scenarios.  Also, because these instruments may be leveraged,  their market values may be more volatile than other types of fixed income  instruments and may present  greater  potential for capital gain or loss. The  possibility of default by an issuer or the issuer's  credit provider may be greater for these derivative  instruments  than for other types of instruments.  In some cases, it may be difficult to determine the fair value of a derivative  instrument  because of a lack of reliable  objective  information and an established  secondary  market for some  instruments  may not exist.  In many cases,  the  Internal  Revenue  Service has not ruled on the tax  treatment  of the interest received on the derivative  instruments  and,  accordingly,  purchases of such  instruments  are based on the opinion of counsel to the sponsors of the instruments.

         Mortgage Loans and Mortgage-Backed  Securities The Fund may invest in mortgage loans and mortgage pass-through  securities and other  securities  representing  an interest in or  collateralized  by  adjustable  and  fixed-rate  mortgage  loans  ("Mortgage-Backed
Securities").

         Mortgage-Backed  Securities (including  collateralized mortgage obligations,  REMICs and stripped  mortgage-backed  securities described  below) are subject to both call risk and extension risk.  Because of these risks,  these  securities can have  significantly greater price and yield volatility than with traditional fixed-income securities.

                  General  Characteristics.  Each  mortgage  pool  underlying  Mortgage-Backed  Securities  consists of mortgage  loans evidenced by promissory  notes  secured by first  mortgages or first deeds of trust or other similar  security  instruments  creating a first lien on owner occupied and non-owner occupied one-unit to four-unit  residential  properties,  multi-family  (i.e., five or more)
properties,  agricultural  properties,  commercial  properties and mixed use properties  (the  "Mortgaged  Properties").  The Mortgaged
Properties may consist of detached  individual  dwelling units,  multi-family  dwelling  units,  individual  condominiums,  townhouses, duplexes,  triplexes,  fourplexes,  row houses,  individual units in planned unit  developments and other attached  dwelling units. The
Mortgaged Properties may also include residential investment properties and second homes.

         The  investment  characteristics  of adjustable  and fixed rate  Mortgage-Backed  Securities  differ from those of traditional fixed-income  securities.  The major differences include the payment of interest and principal on Mortgage-Backed  Securities on a more frequent  (usually  monthly)  schedule,  and the  possibility  that  principal  may be  prepaid at any time due to  prepayments  on the underlying  mortgage loans or other assets.  These  differences can result in significantly  greater price and yield volatility than is the  case  with  traditional  fixed-income  securities.  To the  extent  that the  Fund  invests  in  Mortgage-Backed  Securities,  the
Sub-Adviser  may seek to manage these  potential  risks by investing in a variety of  Mortgage-Backed  Securities  and by using certain hedging techniques.

         The rate of interest on  mortgage-backed  securities is normally lower than the interest rates paid on the mortgages  included in the  underlying  pool due to the annual fees paid to the  servicer of the  mortgage  pool for passing  through  monthly  payments to certificate  holders and to any guarantor,  such as the Government National Mortgage  Association  ("Ginnie Mae"), and due to any yield retained  by the  issuer.  Actual  yield to the  holder may vary from the  coupon  rate,  even if  adjustable,  if the  mortgage-backed securities are purchased or traded in the secondary market at a premium or discount.

         The issuers of certain  mortgage-backed  obligations  may elect to have the pool of mortgage  loans (or indirect  interests in mortgage loans) underlying the securities treated as a real estate mortgage  investment conduit ("REMIC"),  which is subject to special federal  income tax rules.  A description of the types of  mortgage-backed  securities in which the Fund may invest is provided  below.
The  descriptions  are general and summary in nature,  and do not detail every possible  variation of the types of securities  that are permissible for the Fund.

                  Adjustable  Rate Mortgage Loans ("ARMs").  The Fund may,  invest in ARMs. ARMs generally  provide for a fixed initial mortgage interest rate for a specified period of time.  Thereafter,  the interest rates (the "Mortgage  Interest Rates") may be subject to periodic  adjustment  based on changes in the  applicable  index rate (the "Index  Rate").  The adjusted  rate would be equal to the
Index Rate plus a fixed  percentage  spread over the Index Rate  established  for each ARM at the time of its  origination.  ARMs allow the Fund to participate in increases in interest rates through  periodic  increases in the securities  coupon rates.  During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields to a Fund.

         ARMs also have the risk of  prepayments.  The rate of  principal  prepayments  with respect to ARMs has  fluctuated  in recent years. The value of  Mortgage-Backed  Securities that are structured as pass through  mortgage  securities that are  collateralized  by
ARMs are less likely to rise during  periods of declining  interest  rates to the same extent as  fixed-rate  securities.  Accordingly,
ARMs may be subject to a greater rate of principal  repayments in a declining interest rate environment  resulting in lower yields to a
Fund.  ARMs are also  typically  subject to maximum  increases and decreases in the interest rate  adjustment  which can be made on any one  adjustment  date,  in any one year,  or during the life of the  security.  In the event of  dramatic  increases  or  decreases  in prevailing  market interest rates,  the value of a Fund's  investment in ARMs may fluctuate more  substantially  since these limits may prevent the security  from fully  adjusting  its interest  rate to the  prevailing  market rates.  As with  fixed-rate  mortgages,  ARM prepayment rates vary in both stable and changing interest rate environments.

                  Fixed-Rate  Mortgage  Loans.  Generally,  fixed-rate  mortgage  loans  included in a mortgage  pool (the  "Fixed-Rate
Mortgage  Loans")  will bear simple  interest at fixed  annual rates and have  original  terms to maturity  ranging from 5 to 40 years.
Fixed-Rate  Mortgage Loans generally  provide for monthly  payments of principal and interest in substantially  equal  installments for the term of the mortgage note in sufficient  amounts to fully amortize  principal by maturity,  although  certain  Fixed-Rate  Mortgage
Loans provide for a large final "balloon" payment upon maturity.

                  Government Guaranteed  Mortgage-Backed  Securities.  There are several types of government guaranteed Mortgage-Backed
Securities currently available,  including guaranteed mortgage pass-through  certificates and multiple class securities,  which include guaranteed Real Estate Mortgage Investment Conduit Certificates ("REMIC  Certificates"),  other collateralized mortgage obligations and stripped  Mortgage-Backed  Securities.  There is risk that the U.S.  Government  will not provide  financial  support to its  agencies, authorities,  instrumentalities  or sponsored  enterprises.  A Fund may purchase U.S. Government  securities that are not backed by the full faith and credit of the United  States,  such as those issued by Fannie Mae and Freddie Mac.  The maximum  potential  liability of the issuers of some U.S. Government  securities held by a Fund may greatly exceed their current resources,  including their legal right to support from the U.S.  Treasury.  It is possible  that these issuers will not have the funds to meet their  payment  obligations  in the future.

         Guaranteed Mortgage Pass-Through Securities.

                  Ginnie Mae Certificates.  Ginnie Mae is a wholly-owned  corporate  instrumentality  of the United States.  Ginnie Mae is authorized to guarantee the timely payment of the principal of and interest on  certificates  that are based on and backed by a pool of mortgage loans insured by the Federal Housing  Administration  ("FHA"), or guaranteed by the Veterans  Administration  ("VA"), or by pools of other eligible  mortgage loans. In order to meet its obligations  under any guaranty,  Ginnie Mae is authorized to borrow from the U.S.  Treasury in an unlimited  amount.  The National  Housing Act provides  that the full faith and credit of the United States is pledged to the timely payment of principal and interest by Ginnie Mae of amounts due on Ginnie Mae certificates.

                  Fannie  Mae  Certificates.  Fannie  Mae is a  stockholder-owned  corporation  chartered  under  an  act  of the  U.S.
Congress.  Generally,  Fannie Mae  Certificates  are issued and guaranteed by Fannie Mae and represent an undivided  interest in a pool of mortgage  loans (a "Pool") formed by Fannie Mae. A Pool consists of residential  mortgage  loans either  previously  owned by Fannie
Mae or purchased by it in connection  with the formation of the Pool.  The mortgage  loans may be either  conventional  mortgage  loans
(i.e., not insured or guaranteed by any U.S.  government  agency) or mortgage loans that are either insured by the FHA or guaranteed by the VA.  However,  the mortgage  loans in Fannie Mae Pools are primarily  conventional  mortgage  loans.  The lenders  originating  and servicing the mortgage loans are subject to certain eligibility requirements established by Fannie Mae.

         Fannie Mae has  certain  contractual  responsibilities.  With  respect to each Pool,  Fannie Mae is  obligated  to  distribute scheduled  installments  of principal  and interest  after  Fannie Mae's  servicing  and  guaranty  fee,  whether or not  received,  to
Certificate  holders.  Fannie Mae also is obligated to  distribute  to holders of  Certificates  an amount equal to the full  principal balance of any foreclosed  mortgage loan,  whether or not such principal balance is actually  recovered.  The obligations of Fannie Mae under its guaranty of the Fannie Mae Certificates are obligations solely of Fannie Mae.

                  Freddie  Mac  Certificates.  Freddie Mac is a publicly  held U.S.  government  sponsored  enterprise.  The  principal activity of Freddie Mac currently is the purchase of first lien,  conventional,  residential mortgage loans and participation interests in such  mortgage  loans and their  resale in the form of  mortgage  securities,  primarily  Freddie  Mac  Certificates.  A Freddie Mac
Certificate  represents  a pro rata  interest  in a group of  mortgage  loans or  participations  in  mortgage  loans (a  "Freddie  Mac
Certificate group") purchased by Freddie Mac.

         Freddie Mac  guarantees to each  registered  holder of a Freddie Mac  Certificate  the timely  payment of interest at the rate provided for by such Freddie Mac  Certificate  (whether or not received on the underlying  loans).  Freddie Mac also guarantees to each registered  Certificate  holder ultimate  collection of all principal of the related  mortgage loans,  without any offset or deduction, but does not,  generally,  guarantee the timely payment of scheduled  principal.  The  obligations of Freddie Mac under its guaranty of
Freddie Mac Certificates are obligations solely of Freddie Mac.

         The mortgage loans  underlying the Freddie Mac and Fannie Mae Certificates  consist of adjustable rate or fixed-rate  mortgage loans with original  terms to maturity of up to forty years.  Substantially  all of these  mortgage loans are secured by first liens on one-to-four-family  residential  properties or multi-family  projects.  Each mortgage loan must meet the applicable standards set forth in the law creating  Freddie Mac or Fannie Mae. A Freddie Mac  Certificate  group may include whole loans,  participation  interests in whole loans, undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

                  Mortgage Pass-Through  Securities.  To the extent consistent with their investment policies, the Taxable Funds (other than the Enhanced Income Fund and Emerging  Markets Debt Fund) may invest in both government  guaranteed and privately  issued mortgage pass-through  securities  ("Mortgage  Pass-Throughs"),  that are fixed or adjustable rate Mortgage-Backed  Securities which provide for monthly  payments that are a  "pass-through"  of the monthly interest and principal  payments  (including any prepayments)  made by the individual  borrowers on the pooled  mortgage  loans,  net of any fees or other  amounts paid to any  guarantor,  administrator  and/or servicer of the underlying mortgage loans.

                  Conventional  Mortgage Loans. The conventional  mortgage loans underlying the Freddie Mac and Fannie Mae Certificates consist of adjustable  rate or fixed-rate  mortgage  loans  normally with original  terms to maturity of between five and thirty years.
Substantially  all of these  mortgage loans are secured by first liens on one- to four-family  residential  properties or  multi-family projects.  Each mortgage  loan must meet the  applicable  standards set forth in the law creating  Freddie Mac or Fannie Mae. A Freddie
Mac  Certificate  group may include  whole  loans,  participation  interests  in whole  loans,  undivided  interests in whole loans and participations comprising another Freddie Mac Certificate group.

                  Multiple Class Mortgage-Backed  Securities and Collateralized  Mortgage Obligations.  The Fund may invest in multiple class securities  including  collateralized  mortgage  obligations  ("CMOs") and REMIC Certificates.  These securities may be issued by
U.S. government  agencies,  instrumentalities  or sponsored  enterprises such as Fannie Mae or Freddie Mac or, to the extent consistent with the Fund's investment  policies,  by trusts formed by private  originators of, or investors in, mortgage loans,  including savings and loan associations,  mortgage bankers,  commercial banks, insurance companies,  investment banks and special purpose subsidiaries of the  foregoing.  In  general,  CMOs  are  debt  obligations  of  a  legal  entity  that  are  collateralized  by,  and  multiple  class
Mortgage-Backed  Securities  represent  direct  ownership  interests in, a pool of mortgage  loans or  Mortgage-Backed  Securities  the payments on which are used to make payments on the CMOs or multiple class Mortgage-Backed Securities.

                  Stripped Mortgage-Backed  Securities.  The Fund may invest in stripped mortgage-backed securities ("SMBS"), which are derivative  multiclass mortgage securities,  issued or guaranteed by the U.S. government,  its agencies or instrumentalities or, to the extent consistent with a Fund's  investment  policies,  non-governmental  originators.  Certain SMBS may not be readily  marketable and will be  considered  illiquid for purposes of each Fund's  limitation  on  investments  in illiquid  securities.  The  Sub-Adviser  may determine that SMBS which are U.S.  Government  Securities are liquid for purposes of each Fund's limitation on investments in illiquid securities.  The market value of the class consisting  entirely of principal  payments  generally is unusually  volatile in response to changes  in  interest  rates.  The  yields on a class of SMBS that  receives  all or most of the  interest  from  Mortgage  Assets  are generally higher than prevailing market yields on other  Mortgage-Backed  Securities because their cash flow patterns are more volatile and there is a greater risk that the initial  investment will not be fully recouped.  A Fund's  investment in SMBS may require the Fund to sell certain of its Fund securities to generate sufficient cash to satisfy certain income distribution requirements.

         Privately Issued  Mortgage-Backed  Securities The Fund may invest in privately issued  Mortgage-Backed  Securities.  Privately issued Mortgage-Backed  Securities are generally backed by pools of conventional (i.e.,  non-government guaranteed or insured) mortgage loans.  The seller or  servicer  of the  underlying  mortgage  obligations  will  generally  make  representations  and  warranties  to certificate-holders  as to certain  characteristics  of the mortgage loans and as to the accuracy of certain  information  furnished to the trustee in respect of each such  mortgage  loan.  Upon a breach of any  representation  or warranty that  materially  and adversely affects the  interests  of the related  certificate-holders  in a mortgage  loan,  the seller or servicer  generally  will be obligated either to cure the breach in all material  respects,  to  repurchase  the mortgage  loan or, if the related  agreement so provides,  to substitute in its place a mortgage loan pursuant to the  conditions  set forth therein.  Such a repurchase or  substitution  obligation may  constitute  the sole remedy  available  to the related  certificate-holders  or the  trustee for the  material  breach of any such representation or warranty by the seller or servicer.

                  Ratings.  The ratings  assigned by a rating  organization  to Mortgage  Pass-Throughs  address the  likelihood of the receipt of all  distributions  on the underlying  mortgage loans by the related  certificate-holders  under the agreements  pursuant to which such  certificates  are issued.  A rating  organization's  ratings  normally take into  consideration  the credit  quality of the related mortgage pool,  including any credit support providers,  structural and legal aspects  associated with such  certificates,  and the extent to which the payment  stream on such  mortgage  pool is adequate to make payments  required by such  certificates.  A rating organization's  ratings on such certificates do not, however,  constitute a statement regarding frequency of prepayments on the related mortgage loans.  In addition,  the rating  assigned by a rating  organization  to a certificate may not address the remote  possibility that, in the event of the insolvency of the issuer of certificates  where a subordinated  interest was retained,  the issuance and sale of the senior  certificates  may be  recharacterized  as a  financing  and,  as a result of such  recharacterization,  payments on such certificates may be affected.

                  Credit  Enhancement.  Mortgage  pools  credited  by  non-governmental  issuers  generally  offer a higher  yield than government  and  government-related  pools because of the absence of direct or indirect  government or agency  payment  guarantees.  To lessen the effect of failures by obligors  on  underlying  assets to make  payments.  Mortgage  Pass-Throughs  may contain  elements of credit  support.  Credit support falls  generally into two  categories:  (i) liquidity  protection and (ii)  protection  against losses resulting from default by an obligor on the underlying  assets.  Liquidity  protection  refers to the provision of advances,  generally by the entity administering the pools of mortgages,  the provision of a reserve fund, or a combination  thereof, to ensure,  subject to certain  limitations,  that  scheduled  payments  on the  underlying  pool are  made in a timely  fashion.  Protection  against  losses resulting  from  default  ensures  ultimate  payment of the  obligations  on at least a portion of the assets in the pool.  Such credit support can be provided  by,  among  other  things,  payment  guarantees,  letters of credit,  pool  insurance,  subordination,  or any combination thereof.

                  Subordination;  Shifting of Interest;  Reserve Fund.  In order to achieve  ratings on one or more classes of Mortgage
Pass-Throughs,  one or more classes of certificates  may be subordinate  certificates  which provide that the rights of the subordinate certificate-holders  to receive any or a specified  portion of  distributions  with  respect to the  underlying  mortgage  loans may be subordinated  to the rights of the  senior  certificate-holders.  If so  structured,  the  subordination  feature  may be  enhanced  by distributing to the senior  certificate-holders  on certain distribution dates, as payment of principal,  a specified percentage (which generally  declines over time) of all principal  payments received during the preceding  prepayment  period ("shifting  interest credit enhancement").  This will have the effect of accelerating  the  amortization of the senior  certificates  while increasing the interest in the trust fund evidenced by the  subordinate  certificates.  Increasing  the interest of the  subordinate  certificates  relative to that  of the  senior  certificates  is  intended  to  preserve  the  availability  of the  subordination  provided  by the  subordinate certificates.  In addition,  because the senior  certificate-holders  in a shifting interest credit enhancement  structure are entitled to receive a percentage of principal  prepayments  which is greater than their  proportionate  interest in the trust fund,  the rate of principal  prepayments  on the  mortgage  loans will have an even greater  effect on the rate of  principal  payments and the amount of interest payments on, and the yield to maturity of, the senior certificates.

                  Alternative  Credit  Enhancement.  As  an  alternative,  or  in  addition  to  the  credit  enhancement  afforded  by subordination,  credit enhancement for Mortgage Pass-Throughs may be provided by mortgage insurance,  hazard insurance,  by the deposit of cash,  certificates  of deposit,  letters of credit,  a limited  guaranty  or by such other  methods as are  acceptable  to a rating agency. In certain  circumstances,  such as where credit  enhancement is provided by guarantees or a letter of credit,  the security is subject to credit risk because of its exposure to an external credit enhancement provider.

                  Voluntary  Advances.  In the event of  delinquencies  in payments  on the  mortgage  loans  underlying  the  Mortgage
Pass-Throughs,  the servicer may agree to make advances of cash for the benefit of  certificate-holders,  but generally will do so only to the extent that it determines  such voluntary  advances will be  recoverable  from future  payments and  collections on the mortgage loans or otherwise.

                  Optional  Termination.  Generally,  the servicer may, at its option with respect to any certificates,  repurchase all of the underlying  mortgage loans remaining  outstanding at such time if the aggregate  outstanding  principal balance of such mortgage loans is less than a specified  percentage  (generally 5-10%) of the aggregate  outstanding  principal balance of the mortgage loans as of the cut-off date specified with respect to such series.

         Asset-Backed  Securities The Fund may invest in asset-backed  securities.  Asset-backed  securities  represent  participations in, or are secured by and payable from, assets such as motor vehicle installment sales,  installment loan contracts,  leases of various types of real and personal  property,  receivables  from revolving credit (credit card) agreements and other categories of receivables.
Such assets are securitized  through the use of trusts and special purpose  corporations.  Payments or  distributions  of principal and interest  may be  guaranteed  up to certain  amounts  and for a certain  time period by a letter of credit or a pool  insurance  policy issued by a financial  institution  unaffiliated  with the trust or corporation,  or other credit  enhancements may be present.  During periods  of  declining  interest  rates,  prepayment  of loans  underlying  asset-backed  securities  can be  expected  to  accelerate.
Accordingly,  the Fund's ability to maintain  positions in such  securities  will be affected by reductions in the principal  amount of such securities  resulting from  prepayments,  and its ability to reinvest the returns of principal at comparable  yields is subject to generally  prevailing  interest  rates at that time. To the extent that a Fund invests in  asset-backed  securities,  the values of the
Fund's  securities  will vary with changes in market interest rates  generally and the  differentials  in yields among various kinds of asset-backed securities.

         Asset-backed  securities present certain additional risks because  asset-backed  securities  generally do not have the benefit of a security  interest in collateral  that is comparable to Mortgage  Assets.  Therefore,  if the issuer of an  asset-backed  security defaults  on its payment  obligations,  there is the  possibility  that,  in some cases,  a Fund will be unable to possess and sell the underlying  collateral  and that a Fund's  recoveries  on  repossessed  collateral  may not be available  to support  payments on these securities.

         Loan  Participations.  The Fund may invest in loan  participations.  A loan  participation  is an interest in a loan to a U.S.
or foreign  company  or other  borrower  which is  administered  and sold by a  financial  intermediary.  In a typical  corporate  loan syndication,  a number of lenders,  usually  banks  (co-lenders),  lend a corporate  borrower a specified sum pursuant to the terms and conditions of a loan agreement.  One of the co-lenders usually agrees to act as the agent bank with respect to the loan.

         Participation  interests  acquired by the Fund may take the form of a direct or  co-lending  relationship  with the  corporate borrower,  an assignment of an interest in the loan by a co-lender or another participant,  or a participation in the seller's share of the  loan.  When  the  Fund  acts as  co-lender  in  connection  with a  participation  interest  or when  the  Fund  acquires  certain participation  interests,  the Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest.  In cases  where the Fund  lacks  direct  recourse,  it will look to the agent bank to enforce  appropriate  credit  remedies against the  borrower.  In these  cases,  the Fund may be subject to delays,  expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct  obligation  (such as commercial  paper) of such  borrower.  For example,  in the event of the  bankruptcy or  insolvency  of the corporate  borrower,  a loan  participation  may be subject to certain  defenses by the borrower  as a result of improper  conduct by the agent  bank.  Moreover,  under the terms of the loan  participation,  the Fund may be regarded as a creditor of the agent bank (rather than of the underlying  corporate  borrower),  so that the Fund may also be subject to the risk that the agent bank may become  insolvent.  The secondary  market,  if any, for these loan  participations is limited and loan participations purchased by the Fund will normally be regarded as illiquid.

         For purposes of certain investment limitations  pertaining to diversification of the Fund's investments,  the issuer of a loan participation  will be the  underlying  borrower.  However,  in cases  where  the Fund  does not have  recourse  directly  against  the borrower,  both the borrower and each agent bank and co-lender  interposed  between the Fund and the borrower will be deemed issuers of a loan participation.

         Zero Coupon,  Deferred  Interest,  Pay-in-Kind and Capital  Appreciation  Bonds. The Fund may invest in zero coupon,  deferred interest,  pay-in-kind ("PIK") and capital  appreciation bonds. Zero coupon,  deferred interest and capital appreciation bonds are debt securities  issued or sold at a discount from their face value and which do not entitle the holder to any periodic  payment of interest prior to maturity or a specified  date.  The original  issue discount  varies  depending on the time  remaining  until maturity or cash payment  date,  prevailing  interest  rates,  the  liquidity of the  security and the  perceived  credit  quality of the issuer.  These securities  also may take the form of debt  securities  that have been  stripped  of their  unmatured  interest  coupons,  the  coupons themselves  or receipts or  certificates  representing  interests in such stripped debt  obligations  or coupons.  The market prices of zero coupon,  deferred interest,  capital  appreciation bonds and PIK securities  generally are more volatile than the market prices of interest  bearing  securities  and are likely to  respond  to a greater  degree to changes  in  interest  rates than  interest  bearing securities having similar maturities and credit quality.

         PIK  securities  may be debt  obligations  or preferred  shares that provide the issuer with the option of paying  interest or dividends  on such  obligations  in cash or in the form of  additional  securities  rather than cash.  Similar to zero coupon bonds and deferred  interest  bonds,  PIK  securities are designed to give an issuer  flexibility in managing cash flow. PIK securities  that are debt  securities can be either senior or  subordinated  debt and generally trade flat (i.e.,  without  accrued  interest).  The trading price of PIK debt securities  generally reflects the market value of the underlying debt plus an amount  representing  accrued interest since the last interest payment.

         Zero coupon,  deferred interest,  capital  appreciation and PIK securities involve the additional risk that, unlike securities that  periodically  pay interest to maturity,  the Fund will realize no cash until a specified  future payment date unless a portion of such  securities  is sold and, if the issuer of such  securities  defaults,  a Fund may obtain no return at all on its  investment.  In addition,  even though such securities do not provide for the payment of current interest in cash, the Fund is nonetheless  required to accrue  income on such  investments  for each  taxable  year and  generally  are required to  distribute  such accrued  amounts (net of deductible  expenses,  if any) to avoid being subject to tax. Because no cash is generally  received at the time of the accrual, a Fund may be required to  liquidate  other Fund  securities  to obtain  sufficient  cash to satisfy  federal  tax  distribution  requirements applicable to the Fund.  A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable.

         Variable and Floating Rate  Securities The interest  rates payable on certain  securities in which the Fund may invest are not fixed and may  fluctuate  based upon changes in market  rates.  A variable  rate  obligation  has an interest rate which is adjusted at predesignated  periods in  response  to changes in the market  rate of  interest  on which the  interest  rate is based.  Variable  and floating  rate  obligations  are less  effective  than fixed rate  instruments  at locking in a particular  yield.  Nevertheless,  such obligations  may fluctuate in value in response to interest rate changes if there is a delay between  changes in market  interest rates and the interest reset date for the obligation.

         The Fund may invest in "leveraged" inverse floating rate debt instruments ("inverse  floaters"),  including "leveraged inverse floaters."  The  interest  rate on inverse  floaters  resets in the  opposite  direction  from the market rate of interest to which the inverse  floater is indexed.  An inverse  floater may be  considered  to be leveraged to the extent that its interest  rate varies by a magnitude  that  exceeds the  magnitude  of the change in the index rate of  interest.  The higher the degree of  leverage  inherent in inverse  floaters is associated  with greater  volatility in their market values.  Accordingly,  the duration of an inverse floater may exceed its stated  final  maturity.  Certain  inverse  floaters  may be deemed to be illiquid  securities  for  purposes of each Fund's limitation on illiquid investments.

         Preferred  Stock,  Warrants and Rights.  The Fund may invest in preferred  stock,  warrants and rights.  Preferred  stocks are securities  that  represent an ownership  interest  providing the holder with claims on the issuer's  earnings and assets before common stock owners but after bond owners.  Unlike debt securities,  the obligations of an issuer of preferred stock,  including  dividend and other payment  obligations,  may not typically be accelerated  by the holders of such preferred  stock on the occurrence of an event of default (such as a covenant  default or filing of a bankruptcy  petition) or other  non-compliance  by the issuer with the terms of the preferred  stock.  Often,  however,  on the  occurrence  of any such  event of  default  or  non-compliance  by the  issuer,  preferred stockholders  will be  entitled  to  gain  representation  on the  issuer's  board  of  directors  or  increase  their  existing  board representation.  In addition,  preferred  stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

         Warrants  and other  rights are  options to buy a stated  number of shares of common  stock at a  specified  price at any time during the life of the warrant.  The holders of warrants  and rights have no voting  rights,  receive no  dividends  and have no rights with respect to the assets of the issuer.

         Corporate Debt Obligations.  The Fund may invest in corporate debt obligations,  including obligations of industrial,  utility and financial  issuers.  Corporate debt  obligations  include bonds,  notes,  debentures and other  obligations of  corporations to pay interest and repay  principal.  Corporate  debt  obligations  are subject to the risk of an issuer's  inability to meet  principal  and interest  payments on the obligations and may also be subject to price volatility due to such factors as market interest rates,  market perception of the creditworthiness of the issuer and general market liquidity.

Commercial Paper and Other Short-Term Corporate Obligations

         The Fund may invest in commercial paper and other short-term  obligations  payable in U.S. dollars and issued or guaranteed by
U.S. corporations,  non-U.S.  corporations or other entities.  Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies.

         Trust  Preferreds.  The Fund may invest in trust preferred  securities.  A trust preferred or capital security is a long dated bond (for  example 30 years) with  preferred  features.  The  preferred  features  are that  payment of interest  can be deferred for a specified  period without  initiating a default event.  From a bondholder's  viewpoint,  the securities are senior in claim to standard preferred but are junior to other  bondholders.  From the issuer's  viewpoint,  the securities are attractive because their interest is deductible for tax purposes like other types of debt instruments.

         High Yield  Securities.  The Fund may  invest in bonds  rated BB or below by  Standard & Poor's or Ba or below by Moody's  (or comparable rated and unrated  securities).  These bonds are commonly  referred to as "junk bonds" and are considered  speculative.  The ability of their  issuers to make  principal  and  interest  payments  may be  questionable.  In some  cases,  such bonds may be highly speculative,  have poor  prospects for reaching  investment  grade  standing and be in default.  As a result,  investment in such bonds will entail  greater  risks than those  associated  with  investment  grade bonds (i.e.,  bonds rated AAA, AA, A or BBB by Standard and
Poor's or Aaa, Aa, A or Baa by  Moody's).  Analysis of the  creditworthiness  of issuers of high yield  securities  may be more complex than for issuers of higher quality debt  securities,  and the ability of a Fund to achieve its investment  objective may, to the extent of its investments in high yield securities,  be more dependent upon such creditworthiness  analysis than would be the case if the Fund were investing in higher quality securities.

         The amount of high yield,  fixed-income  securities  proliferated in the 1980s and early 1990s as a result of increased merger and acquisition and leveraged buyout activity.  Such securities are also issued by  less-established  corporations  desiring to expand.
Risks  associated  with  acquiring the securities of such issuers  generally are greater than is the case with higher rated  securities because such issuers are often less  creditworthy  companies or are highly  leveraged and generally less able than more  established or less leveraged  entities to make scheduled  payments of principal and interest.  High yield  securities are also issued by governmental issuers that may have difficulty in making all scheduled interest and principal payments.

         The  market  values  of high  yield,  fixed-income  securities  tends to  reflect  those  individual  corporate  or  municipal developments to a greater extent than do those of higher rated  securities,  which react primarily to fluctuations in the general level of  interest  rates.  Issuers  of such high  yield  securities  are  often  highly  leveraged,  and may not be able to make use of more traditional  methods of financing.  Their ability to service debt  obligations  may be more  adversely  affected than issuers of higher rated securities by economic  downturns,  specific  corporate or governmental  developments or the issuers'  inability to meet specific projected  business  forecasts.  These  non-investment  grade  securities  also tend to be more sensitive to economic  conditions  than higher-rated  securities.  Negative publicity about the junk bond market and investor  perceptions  regarding  lower-rated  securities, whether or not based on fundamental analysis, may depress the prices for such securities.

         Since investors  generally perceive that there are greater risks associated with  non-investment  grade securities of the type in which  the Fund  invests,  the  yields  and  prices of such  securities  may tend to  fluctuate  more  than  those for  higher-rated securities.  In the lower quality segments of the fixed-income  securities market, changes in perceptions of issuers'  creditworthiness tend to occur more  frequently  and in a more  pronounced  manner  than do  changes  in higher  quality  segments  of the  fixed-income securities market, resulting in greater yield and price volatility.

         Another factor which causes  fluctuations  in the prices of high yield,  fixed-income  securities is the supply and demand for similarly  rated  securities.  In  addition,  the prices of  fixed-income  securities  fluctuate  in response  to the general  level of interest rates.  Fluctuations in the prices of Fund securities  subsequent to their  acquisition  will not affect cash income from such securities but will be reflected in the Portofolio's net asset value.

         The risk of loss from default for the holders of high yield,  fixed-income  securities  is  significantly  greater than is the case for holders of other debt  securities  because such high yield,  fixed-income  securities  are  generally  unsecured and are often subordinated  to the  rights of other  creditors  of the  issuers  of such  securities.  Investment  by the Fund in  already  defaulted securities poses an additional risk of loss should  nonpayment of principal and interest  continue in respect of such securities.  Even if such securities are held to maturity,  recovery by the Fund of their initial  investment and any anticipated  income or appreciation is uncertain.  In addition,  the Fund may incur additional  expenses to the extent that they are required to seek recovery  relating to the  default in the payment of  principal  or interest  on such  securities  or  otherwise  protect  their  interests.  The Fund may be required to liquidate  other Fund  securities to satisfy annual  distribution  obligations  of the Fund in respect of accrued  interest income on securities which are subsequently written off, even though the Fund has not received any cash payments of such interest.

         The secondary  market for high yield,  fixed-income  securities is  concentrated in relatively few markets and is dominated by institutional  investors,  including mutual funds,  insurance companies and other financial  institutions.  Accordingly,  the secondary market for such  securities  is not as liquid as and is more  volatile  than the  secondary  market  for  higher-rated  securities.  In addition,  the trading volume for high-yield,  fixed-income  securities is generally lower than that of higher rated securities and the secondary  market for high yield,  fixed-income  securities could contract under adverse market or economic  conditions  independent of any specific  adverse changes in the condition of a particular  issuer.  These factors may have an adverse effect on the ability of the
Fund to dispose of particular Fund investments.  Prices realized upon the sale of such lower rated or unrated  securities,  under these circumstances,  may be less than the prices used in calculating  the net asset value of the Fund. A less liquid  secondary  market also may make it more difficult for the Fund to obtain precise valuations of the high yield securities in the fund.

         The adoption of new  legislation  could  adversely  affect the secondary  market for high yield  securities  and the financial condition of issuers of these securities.  The form of any future  legislation,  and the probability of such legislation being enacted, is uncertain.

         Non-investment  grade or high-yield,  fixed-income  securities also present risks based on payment  expectations.  High yield, fixed-income  securities  frequently  contain  "call" or buy-back  features  which permit the issuer to call or repurchase the security from its holder.  If an issuer  exercises  such a "call  option" and redeems the  security,  the Fund may have to replace such security with a lower-yielding  security,  resulting in a decreased return for investors.  In addition,  if the Fund experiences net redemptions of their shares, it may be forced to sell their  higher-rated  securities,  resulting in a decline in the overall credit quality of the securities of the Fund and increasing the exposure of the Fund to the risks of high yield securities.

         Credit  ratings  issued by credit rating  agencies are designed to evaluate the safety of principal  and interest  payments of rated securities.  They do not,  however,  evaluate the market value risk of non-investment  grade securities and,  therefore,  may not fully reflect the true risks of an investment.  In addition,  credit rating  agencies may or may not make timely changes in a rating to reflect  changes in the economy or in the conditions of the issuer that affect the market value of the security.  Consequently,  credit ratings are used only as a preliminary  indicator of investment  quality.  Investments in non-investment  grade and comparable  unrated obligations will be more dependent on the  Sub-Adviser's  credit analysis than would be the case with  investments in  investment-grade debt obligations.  The Sub-Adviser  employs its own credit research and analysis,  which includes a study of an issuer's existing debt, capital  structure,  ability to service debt and to pay dividends,  sensitivity to economic  conditions,  operating history and current trend of earnings.  The Sub-Adviser  continually  monitors the investments in the Fund and evaluates whether to dispose of or to retain non-investment grade and comparable unrated securities whose credit ratings or credit quality may have changed.

         Because the market for high yield securities is still relatively new and has not weathered a major economic  recession,  it is unknown  what  effects  such a recession  might have on such  securities.  A  widespread  economic  downturn  could result in increased defaults and losses.

         Bank  Obligations.  The Fund may invest in  obligations  issued or guaranteed  by U.S. and foreign  banks.  Bank  obligations, including  without  limitation time deposits,  bankers'  acceptances and  certificates  of deposit,  may be general  obligations of the parent  bank or may be  obligations  only of the  issuing  branch  pursuant  to the terms of the  specific  obligations  or  government regulation.

         Banks are subject to  extensive  but  different  governmental  regulations  which may limit both the amount and types of loans which may be made and  interest  rates which may be charged.  Foreign  banks are subject to  different  regulations  and are  generally permitted to engage in a wider variety of  activities  than U.S.  banks.  In addition,  the  profitability  of the banking  industry is largely  dependent upon the  availability  and cost of funds for the purpose of financing  lending  operations  under  prevailing money market conditions.  General economic  conditions as well as exposure to credit losses arising from possible  financial  difficulties of borrowers play an important part in the operations of this industry.

         Municipal  Securities.  The Fund may invest in Municipal  Securities,  the  interest on which is exempt from  regular  federal income tax (i.e.,  excluded from gross income for federal income tax purposes but not necessarily  exempt from the federal  alternative minimum tax or from the income  taxes of any state or local  government).  In  addition,  Municipal  Securities  include  participation interests in such  securities the interest on which is, in the opinion of bond counsel or counsel  selected by the Investment  Adviser, excluded from gross income for federal income tax purposes.  The Fund may revise its  definition of Municipal  Securities in the future to include  other types of  securities  that  currently  exist,  the  interest on which is or will be, in the opinion of such  counsel, excluded from gross income for federal income tax purposes,  provided that investing in such  securities is consistent with each Fund's investment objective and policies. The Fund may also invest in taxable Municipal Securities.

         The yields and market values of municipal  securities are  determined  primarily by the general level of interest  rates,  the creditworthiness of the issuers of municipal  securities and economic and political  conditions  affecting such issuers. The yields and market prices of municipal  securities  may be adversely  affected by changes in tax rates and policies,  which may have less effect on the market for taxable  fixed-income  securities.  Moreover,  certain types of municipal  securities,  such as housing  revenue  bonds, involve  prepayment  risks which could affect the yield on such  securities.  The credit rating  assigned to municipal  securities  may reflect the existence of  guarantees,  letters of credit or other credit  enhancement  features  available to the issuers or holders of such municipal securities.

         Dividends  paid by the Funds,  other than the  Tax-Exempt  Funds,  that are derived from interest paid on both  tax-exempt and taxable Municipal Securities will be taxable to the Funds' shareholders.

         Investments  in  municipal  securities  are  subject to the risk that the issuer  could  default  on its  obligations.  Such a default could result from the  inadequacy of the sources or revenues from which  interest and principal  payments are to be made or the assets  collateralizing  such  obligations.  Revenue bonds,  including  private  activity bonds,  are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

         The two principal  classifications  of Municipal  Securities  are "general  obligations"  and "revenue  obligations."  General obligations  are secured by the issuer's  pledge of its full faith and credit for the payment of principal and  interest,  although the characteristics  and  enforcement of general  obligations  may vary according to the law applicable to the particular  issuer.  Revenue obligations,  which include,  but are not limited to, private activity bonds,  resource  recovery bonds,  certificates of participation and  certain  municipal  notes,  are not backed by the credit and taxing  authority  of the  issuer,  and are  payable  solely from the revenues  derived from a particular  facility or class of facilities or, in some cases,  from the proceeds of a special excise or other specific  revenue  source.  Nevertheless,  the  obligations of the issuer of a revenue  obligation may be backed by a letter of credit, guarantee or insurance.  General obligations and revenue obligations may be issued in a variety of forms,  including  commercial paper, fixed,  variable and floating rate securities,  tender option bonds, auction rate bonds, zero coupon bonds, deferred interest bonds and capital appreciation bonds.

         In addition  to general  obligations  and revenue  obligations,  there is a variety of hybrid and special  types of  Municipal
Securities.  There are also numerous  differences in the security of Municipal  Securities  both within and between these two principal classifications.

         For the purpose of applying a Fund's investment  restrictions,  the identification of the issuer of a Municipal Security which is not a general obligation is made by the Sub-Adviser based on the  characteristics of the Municipal  Security,  the most important of which is the source of funds for the payment of principal and interest on such securities.

         An entire issue of Municipal  Securities may be purchased by one or a small number of institutional  investors,  including one or more Funds.  Thus,  the issue may not be said to be publicly  offered.  Unlike some  securities  that are not  publicly  offered,  a secondary  market exists for many Municipal  Securities  that were not publicly  offered  initially and such  securities may be readily marketable.  The credit rating  assigned to Municipal  Securities may reflect the existence of  guarantees,  letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

         The  obligations  of the issuer to pay the principal of and interest on a Municipal  Security are subject to the provisions of bankruptcy,  insolvency and other laws affecting the rights and remedies of creditors,  such as the Federal  Bankruptcy Code, and laws, if any,  that may be enacted by Congress or state  legislatures  extending  the time for payment of  principal  or interest or imposing other  constraints  upon the enforcement of such  obligations.  There is also the possibility  that, as a result of litigation or other conditions,  the power or ability of the issuer to pay when due  principal  of or interest on a Municipal  Security  may be  materially affected.

                  Municipal Leases,  Certificates of Participation and Other Participation  Interests. The Fund may invest in municipal leases,  certificates of participation and other participation  interests. A municipal lease is an obligation in the form of a lease or installment  purchase  which  is  issued  by a state or local  government  to  acquire  equipment  and  facilities.  Income  from  such obligations  is generally  exempt from state and local taxes in the state of issuance.  Municipal  leases  frequently  involve  special risks not  normally  associated  with general  obligations  or revenue  bonds.  Leases and  installment  purchase or  conditional  sale contracts  (which  normally  provide for title to the leased asset to pass  eventually  to the  governmental  issuer) have evolved as a means for governmental  issuers to acquire property and equipment  without meeting the  constitutional  and statutory  requirements for the  issuance  of debt.  The debt  issuance  limitations  are deemed to be  inapplicable  because of the  inclusion  in many  leases or contracts of  "non-appropriation"  clauses that relieve the  governmental  issuer of any  obligation to make future  payments under the lease or contract  unless money is  appropriated  for such purpose by the  appropriate  legislative  body on a yearly or other periodic basis.  In  addition,  such  leases or  contracts  may be subject to the  temporary  abatement  of  payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment.

         Although the  obligations may be secured by the leased  equipment or facilities,  the disposition of the property in the event of  non-appropriation  or foreclosure  might prove  difficult,  time  consuming and costly,  and result in a delay in recovering or the failure to fully recover a Fund's original  investment.  To the extent that a Fund invests in unrated  municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis.

         Certificates of participation  represent  undivided  interests in municipal leases,  installment  purchase agreements or other instruments.  The  certificates  are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements.

         Certain  municipal lease  obligations and  certificates of  participation  may be deemed to be illiquid for the purpose of the
Funds'  limitation on investments  in illiquid  securities.  Other  municipal  lease  obligations  and  certificates  of  participation acquired by a Fund may be  determined by the  Sub-Adviser,  pursuant to guidelines  adopted by the Trustees of the  Sub-Adviser,  to be liquid securities for the purpose of such limitation.

         The Fund may purchase  participations in Municipal Securities held by a commercial bank or other financial  institution.  Such participations  provide the Fund with the right to a pro rata undivided interest in the underlying Municipal  Securities.  In addition, such  participations  generally  provide the Fund with the right to demand payment,  on not more than seven days' notice, of all or any part of the Fund's participation interest in the underlying Municipal Securities, plus accrued interest.

                  Municipal  Notes.  Municipal  Securities in the form of notes  generally are used to provide for  short-term  capital needs,  in  anticipation  of an issuer's  receipt of other revenues or financing,  and typically have  maturities of up to three years.
Such  instruments  may  include  tax  anticipation  notes,  revenue  anticipation  notes,  bond  anticipation  notes,  tax and  revenue anticipation  notes and  construction  loan  notes.  The  obligations  of an issuer of  municipal  notes are  generally  secured by the anticipated  revenues  from taxes,  grants or bond  financing.  An investment in such  instruments,  however,  presents a risk that the anticipated  revenues will not be received or that such  revenues  will be  insufficient  to satisfy the issuer's  payment  obligations under the notes or that refinancing will be otherwise unavailable.

                  Tax-Exempt  Commercial  Paper.  Issues of commercial  paper typically  represent  short-term,  unsecured,  negotiable promissory  notes.  These  obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities  or to provide interim  construction  financing and are paid from general revenues of  municipalities  or are refinanced with long-term debt. In most cases,  tax-exempt  commercial paper is backed by letters of credit,  lending agreements,  note repurchase agreements or other credit facility agreements offered by banks or other institutions.

                  Pre-Refunded  Municipal Securities.  The principal of and interest on pre-refunded Municipal Securities are no longer paid from the  original  revenue  source  for the  securities.  Instead,  the  source of such  payments  is  typically  an escrow  fund consisting  of U.S.  Government  Securities.  The assets in the escrow fund are derived from the proceeds of refunding  bonds issued by the same issuer as the pre-refunded  Municipal  Securities.  Issuers of Municipal  Securities use this advance  refunding  technique to obtain more  favorable  terms with respect to securities  that are not yet subject to call or  redemption  by the issuer.  For example, advance  refunding  enables an issuer to  refinance  debt at lower  market  interest  rates,  restructure  debt to improve cash flow or eliminate  restrictive  covenants in the indenture or other governing instrument for the pre-refunded  Municipal  Securities.  However, except for a change in the revenue source from which principal and interest  payments are made, the pre-refunded  Municipal  Securities remain  outstanding  on their  original terms until they mature or are redeemed by the issuer.  Pre-refunded  Municipal  Securities are usually purchased at a price which represents a premium over their face value.

                  Private  Activity  Bonds.  The Fund may invest in certain  types of Municipal  Securities,  generally  referred to as industrial  development  bonds (and referred to under current tax law as private activity  bonds),  which are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities,  airport, mass transit or port facilities,  sewage disposal,  solid waste disposal or hazardous waste treatment or disposal  facilities and certain local facilities for water supply, gas or electricity.  The Fund's  distributions  of any tax-exempt  interest it receives from any source will be taxable for regular federal income tax purposes.

                  Tender  Option  Bonds.  A tender  option  bond is a  Municipal  Security  (generally  held  pursuant  to a  custodial arrangement)  having a relatively long maturity and bearing interest at a fixed rate substantially  higher than prevailing  short-term, tax-exempt  rates. The bond is typically issued with the agreement of a third party,  such as a bank,  broker-dealer or other financial institution,  which grants the security holders the option,  at periodic  intervals,  to tender their securities to the institution and receive the face value thereof.  As consideration for providing the option, the financial  institution  receives periodic fees equal to the  difference  between the bond's fixed coupon rate and the rate,  as  determined  by a  remarketing  or similar agent at or near the commencement  of such period,  that would cause the  securities,  coupled with the tender  option,  to trade at par on the date of such determination.  Thus, after payment of this fee, the security holder  effectively  holds a demand obligation that bears interest at the prevailing  short-term,  tax-exempt  rate.  However,  an  institution  will not be obligated to accept  tendered  bonds in the event of certain  defaults or a significant  downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit  quality of both the bond issuer and the  financial  institution  providing  liquidity.  Tender option bonds are deemed to be liquid  unless,  in the  opinion  of the  Investment  Adviser,  the  credit  quality of the bond  issuer and the financial  institution  is  deemed,  in light of the  Fund's  credit  quality  requirements,  to be  inadequate  and the bond would not otherwise be readily marketable.

                  Auction Rate  Securities.  The Fund may invest in auction rate  securities.  Auction rate securities  include auction rate Municipal  Securities and auction rate preferred  securities  issued by closed-end  investment  companies that invest primarily in
Municipal  Securities  (collectively,  "auction rate  securities").  Provided that the auction  mechanism is  successful,  auction rate securities  usually permit the holder to sell the securities in an auction at par value at specified  intervals.  The dividend is reset by "Dutch" auction in which bids are made by  broker-dealers  and other  institutions for a certain amount of securities at a specified minimum  yield.  The dividend rate set by the auction is the lowest  interest or dividend rate that covers all  securities  offered for sale.  While this process is designed to permit auction rate  securities to be traded at par value,  there is some risk that an auction will fail due to  insufficient  demand for the securities.  A Fund will take the time remaining  until the next scheduled  auction date into account for purpose of determining the securities' duration.

         Dividends on auction rate  preferred  securities  issued by a closed-end  fund may be designated as exempt from federal income tax to the extent they are  attributable  to exempt income earned by the fund on the securities in its Fund and  distributed to holders of the preferred  securities,  provided that the preferred  securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain tests under the Internal Revenue Code of 1986, as amended (the "Code").

         A Fund's  investments in auction rate securities of closed-end funds are subject to the limitations  prescribed by the Act and certain state securities  regulations.  The Funds will indirectly bear their  proportionate share of any management and other fees paid by such closed-end funds in addition to the advisory fees payable directly by the Funds.

                  Insurance.  The Fund may invest in "insured"  tax-exempt  Municipal  Securities.  Insured  Municipal  Securities  are
securities for which scheduled  payments of interest and principal are guaranteed by a private  (non-governmental)  insurance  company.
The  insurance  only  entitles a Fund to receive  the face or par value of the  securities  held by the Fund.  The  insurance  does not guarantee the market value of the Municipal Securities or the value of the shares of a Fund.

         The Fund may utilize new issue or  secondary  market  insurance.  A new issue  insurance  policy is purchased by a bond issuer who wishes to increase the credit  rating of a security.  By paying a premium and meeting the  insurer's  underwriting  standards,  the bond  issuer is able to obtain a high  credit  rating  (usually,  Aaa from  Moody's  or AAA from  Standard  &  Poor's)  for the  issued security.  Such  insurance is likely to increase the purchase  price and resale value of the  security.  New issue  insurance  policies generally are non-cancelable and continue in force as long as the bonds are outstanding.

         A secondary  market  insurance  policy is purchased by an investor (such as a Fund)  subsequent to a bond's original  issuance and generally  insures a particular  bond for the remainder of its term.  The Funds may purchase  bonds which have already been insured under a secondary  market  insurance  policy by a prior  investor,  or the Funds may directly  purchase such a policy from insurers for bonds which are currently uninsured.

         An insured  Municipal  Security  acquired by a Fund will typically be covered by only one of the above types of policies.  All of the insurance  policies used by a Fund will be obtained only from insurance  companies rated, at the time of purchase,  A by Moody's or Standard & Poor's,  or if unrated,  determined by the  Investment  Adviser to be of  comparable  quality.  The Municipal  Securities invested in by the Fund will not be subject to this requirement.

                  Call Risk and  Reinvestment  Risk.  Municipal  Securities may include "call"  provisions  which permit the issuers of such securities,  at any time or after a specified period,  to redeem the securities prior to their stated maturity.  In the event that
Municipal  Securities  held in The Fund's Fund is called prior to the  maturity,  the Fund will be required to reinvest the proceeds on such  securities  at an  earlier  date and may be able to do so only at  lower  yields,  thereby  reducing  the  Fund's  return  on its securities.

         Foreign  Investments.  The Fund may  invest  in  securities  of  foreign  issuers  and in  fixed-income  securities  quoted or denominated  in a currency  other than U.S.  dollars.  Investment  in foreign  securities  may offer  potential  benefits  that are not available from investing  exclusively in U.S.  dollar-denominated  domestic  issues.  Foreign  countries may have economic  policies or business cycles  different from those of the U.S. and markets for foreign  fixed-income  securities do not necessarily move in a manner parallel to U.S.  markets.  Investing in the securities of foreign  issuers also involves,  however,  certain  special  considerations, including those set forth below,  which are not typically  associated with investing in U.S. issuers.  Investments in the securities of foreign  issuers often involve  currencies of foreign  countries and the Fund may be affected  favorably or  unfavorably  by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions  between various  currencies.  To the extent that the Fund is fully  invested in foreign  securities  while also  maintaining  currency  positions,  it may be exposed to greater combined risk.  A Fund also may be subject to currency exposure independent of its securities positions.

         Since foreign issuers generally are not subject to uniform accounting,  auditing and financial reporting standards,  practices and requirements  comparable to those applicable to U.S.  companies,  there may be less publicly available  information about a foreign company than about a comparable  U.S.  company.  Volume and  liquidity in most foreign bond markets are less than in the United  States markets and  securities  of many foreign  companies are less liquid and more volatile  than  securities of comparable  U.S.  companies.
Fixed commissions on foreign  securities  exchanges are generally higher than negotiated  commissions on U.S.  exchanges,  although the
Fund  endeavors to achieve the most favorable net results on its Fund  transactions.  There is generally  less  government  supervision and regulation of securities  markets and exchanges,  brokers,  dealers and listed and unlisted companies than in the United States and the legal  remedies for investors may be more limited than the remedies  available in the United States.  For example,  there may be no comparable  provisions  under certain foreign laws to insider trading and similar investor  protection  securities laws that apply with respect to securities  transactions  consummated in the United  States.  Mail service  between the United States and foreign  countries may be slower or less reliable than within the United States,  thus increasing the risk of delayed  settlement of Fund  transactions or loss of certificates for Fund securities.

         Foreign  markets also have different  clearance and settlement  procedures,  and in certain markets there have been times when settlements  have  been  unable to keep pace  with the  volume  of  securities  transactions,  making  it  difficult  to  conduct  such transactions.  Such delays in  settlement  could  result in temporary  periods when a portion of the assets of the Fund are  uninvested and no return is earned on such assets.  The inability of the Fund to make  intended  security  purchases  due to  settlement  problems could cause the Fund to miss attractive  investment  opportunities.  Inability to dispose of Fund securities due to settlement problems could  result  either in losses to the Fund due to  subsequent  declines in value of the Fund  securities,  or, if the Fund has entered into a contract to sell the  securities,  could result in possible  liability to the  purchaser.  In addition,  with respect to certain foreign countries,  there is the possibility of expropriation or confiscatory taxation,  limitations on the movement of funds and other assets between  different  countries,  political or social  instability,  or diplomatic  developments  which could adversely affect the
Funds'  investments in those  countries.  Moreover,  individual  foreign  economies may differ  favorably or unfavorably  from the U.S.
economy in such respects as growth of gross national product, rate of inflation,  capital reinvestment,  resources self-sufficiency and balance of payments position.

         Investing in Emerging Countries

                  Market Characteristics.  For the Fund's investments in foreign securities,  25% of the Fund's respective total assets may be invested  in emerging  countries.  Investment  in debt  securities  of emerging  country  issuers  involve  special  risks.  The development of a market for such  securities is a relatively  recent  phenomenon and debt  securities of most emerging  country issuers are less liquid and are  generally  subject to greater  price  volatility  than  securities  of issuers in the United  States and other developed  countries.  In certain countries,  there may be fewer publicly traded  securities,  and the market may be dominated by a few issuers or sectors.  The markets for securities of emerging  countries may have  substantially  less volume than the market for similar securities in the United States and may not be able to absorb,  without price disruptions,  a significant increase in trading volume or trade size.  Additionally,  market making and arbitrage  activities are generally less extensive in such markets,  which may contribute to increased  volatility  and reduced  liquidity of such markets.  The less liquid the market,  the more difficult it may be for a Fund to price  accurately  its Fund  securities  or to dispose of such  securities  at the times  determined  to be  appropriate.  The risks associated with reduced liquidity may be particularly  acute to the extent that a Fund needs cash to meet redemption  requests,  to pay dividends and other distributions or to pay its expenses.

         Transaction costs,  including brokerage  commissions and dealer mark-ups, in emerging countries may be higher than in the U.S.
and other developed  securities  markets.  As legal systems in emerging countries develop,  foreign investors may be adversely affected by new or amended  laws and  regulations.  In  circumstances  where  adequate  laws exist,  it may not be possible to obtain  swift and equitable enforcement of the law.

         With respect to investments in certain  emerging  countries,  antiquated legal systems may have an adverse impact on the Fund.
For  example,  while the  potential  liability of a  shareholder  of a U.S.  corporation  with  respect to acts of the  corporation  is generally  limited to the amount of the  shareholder's  investment,  the notion of limited  liability is less clear in certain emerging market  countries.  Similarly,  the rights of investors  in emerging  market  companies  may be more limited than those of investors of
U.S. corporations.

                  Economic,  Political  and  Social  Factors.  Emerging  countries  may be  subject  to a greater  degree of  economic, political and social instability than the United States,  Japan and most Western European  countries,  and unanticipated  political and social  developments may affect the value of a Fund's  investments in emerging countries and the availability to the Fund of additional investments in such countries.  Moreover,  political and economic  structures in many emerging countries may be undergoing  significant evolution and rapid development.

         Many emerging  countries  have  experienced  in the past,  and continue to  experience,  high rates of  inflation.  In certain countries,  inflation has at times accelerated rapidly to hyperinflationary  levels,  creating a negative interest rate environment and sharply eroding the value of outstanding  financial  assets in those  countries.  The economies of many emerging  countries are heavily dependent upon  international  trade and are  accordingly  affected by protective  trade barriers and the economic  conditions of their trading  partners.  In  addition,  the  economies of some  emerging  countries  may differ  unfavorably  from the U.S.  economy in such respects as growth of gross domestic product,  rate of inflation,  capital  reinvestment,  resources,  self-sufficiency  and balance of payments position.

                  Restrictions on Investment and  Repatriation.  Certain  emerging  countries  require  governmental  approval prior to investments  by foreign  persons or limit  investments  by foreign  persons to only a specified  percentage of an issuer's  outstanding securities or a specific class of securities which may have less  advantageous  terms  (including  price) than securities of the issuer available  for purchase by  nationals.  Repatriation  of investment  income and capital from certain  emerging  countries is subject to certain  governmental  consents.  Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of the Fund.

                  Sovereign  Debt  Obligations.  Investment  in  sovereign  debt can  involve a high degree of risk.  The  governmental entity that controls the  repayment of sovereign  debt may not be able or willing to repay the  principal  and/or  interest when due in accordance  with the terms of such debt.  A  governmental  entity's  willingness  or ability to repay  principal  and interest due in a timely manner may be affected by, among other factors,  its cash flow situation,  the extent of its foreign reserves,  the availability of sufficient  foreign  exchange on the date a payment is due, the relative size of the debt service  burden to the economy as a whole, the governmental  entity's policy towards the International  Monetary Fund and the political constraints to which a governmental entity may be subject.  Governmental  entities  may also be  dependent  on  expected  disbursements  from  foreign  governments,  multilateral agencies and others abroad to reduce  principal and interest on their debt. The commitment on the part of these  governments,  agencies and others to make such  disbursements  may be  conditioned  on a  governmental  entity's  implementation  of economic  reforms  and/or economic  performance and the timely service of such debtor's  obligations.  Failure to implement such reforms,  achieve such levels of economic  performance or repay  principal or interest when due may result in the  cancellation  of such third  parties'  commitments to lend funds to the  governmental  entity,  which may further  impair such  debtor's  ability or  willingness  to services its debts in a timely manner.  Consequently,  governmental  entities may default on their  sovereign  debt.  Holders of sovereign debt  (including the
Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental agencies.

         Emerging country governmental  issuers are among the largest debtors to commercial banks,  foreign governments,  international financial  organizations and other financial  institutions.  Certain emerging country  governmental  issuers have not been able to make payments  of  interest  on or  principal  of debt  obligations  as  those  payments  have  come  due.  Obligations  arising  from  past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         The ability of emerging country  governmental  issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments.

         As a result of the foregoing or other factors, a governmental  obligor,  especially in an emerging country, may default on its obligations.  If such an event occurs the Fund may have limited legal  recourse  against the issuer and/or  guarantor.  Remedies  must, in some  cases,  be pursued in the courts of the  defaulting  party  itself,  and the ability of the holder of foreign  sovereign  debt securities  to obtain  recourse may be subject to the  political  climate in the relevant  country.  In addition,  no assurance  can be given that the holders of commercial  bank debt will not contest  payments to the holders of other foreign  sovereign debt  obligations in the event of default under the commercial bank loan agreements.

                  Brady  Bonds.  Certain  foreign  debt  obligations  commonly  referred to as "Brady  Bonds" are  created  through the exchange of existing  commercial bank loans to foreign  borrowers for new obligations in connection  with debt  restructurings  under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan").

         Brady  Bonds  may  be   collateralized   or   uncollateralized   and  issued  in  various   currencies   (although   most  are
dollar-denominated)  and they are actively traded in the over-the-counter  secondary market.  Certain Brady Bonds are collateralized in full as to  principal  due at maturity  by zero  coupon  obligations  issued or  guaranteed  by the U.S.  government,  its  agencies or instrumentalities  having the same  maturity  ("Collateralized  Brady  Bonds").  Brady Bonds are not,  however,  considered  to be U.S.
Government  Securities.  In light of the residual risk of Brady Bonds and,  among other  factors,  the history of defaults with respect to commercial bank loans by public and private entities of countries  issuing Brady Bonds,  investments in Brady Bonds should be viewed as speculative.

                  Forward Foreign Currency  Exchange  Contracts.  The Fund may enter into forward foreign currency  exchange  contracts for hedging  purposes and to seek to increase total return.  A forward foreign  currency  exchange  contract  involves an obligation to purchase or sell a specific  currency at a future  date,  which may be any fixed  number of days from the date of the  contract  agreed upon by the  parties,  at a price set at the time of the  contract.  These  contracts  are  traded in the  interbank  market  conducted directly between currency traders  (usually large commercial  banks) and their customers.  A forward contract  generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

         The Fund may enter into forward foreign  currency  exchange  contracts for hedging purposes in several  circumstances.  First, when a Fund enters into a contract for the purchase or sale of a security quoted or denominated in a foreign  currency,  or when a Fund anticipates  the receipt in a foreign  currency of a dividend or interest  payment on such a security which it holds, a Fund may desire to "lock in" the U.S.  dollar price of the security or the U.S.  dollar  equivalent of such dividend or interest  payment,  as the case may be. By entering  into a forward  contract for the purchase or sale,  for a fixed amount of U.S.  dollars,  of the amount of foreign currency  involved in the underlying  transactions,  a Fund may attempt to protect itself against an adverse change in the relationship between the U.S.  dollar and the subject  foreign  currency  during the period  between the date on which the  security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         Additionally,  when the  Sub-Adviser  believes  that the currency of a  particular  foreign  country may suffer a  substantial decline  against the U.S.  dollar,  it may enter into a forward  contract to sell,  for a fixed amount of U.S.  dollars,  the amount of foreign currency  approximating the value of some or all of a Fund's  securities  quoted or denominated in such foreign  currency.  The precise matching of the forward  contract  amounts and the value of the securities  involved will not generally be possible because the future  value of such  securities  in  foreign  currencies  will  change as a  consequence  of market  movements  in the value of those securities  between the date on which the  contract is entered  into and the date it matures.  Using  forward  contracts to protect the value of a Fund's securities  against a decline in the value of a currency does not eliminate  fluctuations in the underlying prices of the  securities.  It simply  establishes  a rate of  exchange  which a Fund can  achieve  at some  future  point in time.  The  precise projection of short-term  currency market movements is not possible,  and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund's foreign assets.

         The Fund may engage in  cross-hedging  by using forward  contracts in one currency to hedge against  fluctuations in the value of  securities  denominated  or quoted in a  different  currency  if the  Investment  Adviser  determines  that  there is a pattern  of correlation  between  the two  currencies.  In  addition,  the Fund may  enter  into  foreign  currency  transactions  to seek a closer correlation  between a Fund's overall  currency  exposures and the currency  exposures of the Fund's  performance  benchmark.  The Fund will not enter into a forward contract with a term of greater than one year.

         While the Fund may enter  into  forward  contracts  to seek to reduce  currency  exchange  rate  risks,  transactions  in such contracts  involve certain other risks.  Thus,  while the Fund may benefit from such  transactions,  unanticipated  changes in currency prices may result in a poorer  overall  performance  for a Fund than if it had not engaged in any such  transactions.  Moreover,  there may be imperfect  correlation  between a Fund's  holdings of  securities  quoted or  denominated  in a particular  currency and forward contracts  entered into by the Fund.  Such imperfect  correlation may cause the Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

         Markets for trading forward foreign currency  contracts offer less protection  against defaults than is available when trading in currency  instruments  on an  exchange.  Forward  contracts  are subject to the risk that the  counterparty  to such  contract  will default on its obligations.  Since a forward foreign currency exchange  contract is not guaranteed by an exchange or  clearinghouse,  a default on the contract  would deprive a Fund of unrealized  profits,  transaction  costs or the benefits of a currency  hedge or force the Fund to cover its purchase or sale  commitments,  if any, at the current market price. In addition,  the institutions  that deal in forward  currency  contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.  The Fund will not enter into forward foreign  currency  exchange  contracts,  unless the credit quality of the unsecured  senior debt or the  claims-paying  ability of the  counterparty  is  considered  to be  investment  grade by the  Investment
Adviser.  To the extent that a substantial  portion of a Fund's total assets,  adjusted to reflect the Fund's net position after giving effect to currency  transactions,  is denominated or quoted in the currencies of foreign  countries,  the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

         Interest Rate Swaps,  Mortgage Swaps,  Credit Swaps,  Currency Swaps,  Total Return Swaps,  Options on Swaps and Interest Rate
Caps, Floors and Collars.  The Fund may enter into interest rate,  credit,  total return swaps,  mortgage swaps and currency swaps. The
Fund may also enter into  interest rate caps,  floors and collars.  The Fund may also  purchase and write (sell)  options  contracts on swaps,  commonly  referred to as  swaptions.  The Fund may enter into swap  transactions  for  hedging  purposes or to seek to increase total  return.  Interest  rate swaps  involve the  exchange by a Fund with  another  party of their  respective  commitments  to pay or receive interest,  such as an exchange of fixed-rate  payments for floating rate payments.  Mortgage swaps are similar to interest rate swaps in that they represent  commitments to pay and receive interest.  The notional principal amount,  however, is tied to a reference pool or pools of  mortgages.  Credit swaps  involve the receipt of floating or fixed rate  payments in exchange for assuming  potential credit  losses of an  underlying  security.  Credit swaps give one party to a  transaction  the right to dispose of or acquire an asset
(or group of  assets),  or the right to receive  or make a payment  from the other  party,  upon the  occurrence  of  specified  credit events.  Currency swaps involve the exchange of the parties'  respective  rights to make or receive  payments in specified  currencies.
Total return swaps are  contracts  that  obligate a party to pay or receive  interest in exchange for payment by the other party of the total return generated by a security,  a basket of securities,  an index, or an index component.  A swaption is an option to enter into a swap agreement.  Like other types of options,  the buyer of a swaption pays a  non-refundable  premium for the option and obtains the right, but not the obligation,  to enter into an underlying swap on agreed-upon  terms.  The seller of a swaption,  in exchange for the premium,  becomes  obligated (if the option is exercised) to enter into an underlying  swap on  agreed-upon  terms.  The purchase of an interest rate cap entitles the  purchaser,  to the extent that a specified  index  exceeds a  predetermined  interest  rate, to receive payment of interest on a notional  principal  amount from the party  selling such  interest  rate cap. The purchase of an interest rate floor entitles the purchaser,  to the extent that a specified index falls below a predetermined  interest rate, to receive  payments of interest on a notional  principal  amount from the party  selling the interest rate floor.  An interest rate collar is the  combination of a cap and a floor that preserves a certain return within a  predetermined  range of interest rates.  Since interest rate,  mortgage, credit and currency  swaps and  interest  rate caps,  floors and collars are  individually  negotiated,  the Fund expects to achieve an acceptable degree of correlation between its Fund investments and its swap, cap, floor and collar positions.

         The risk of loss with respect to interest  rate and mortgage  swaps is normally  limited to the net amount of payments  that a
Fund is  contractually  obligated to make. If the other party to an interest rate swap defaults,  a Fund's risk of loss consists of the net amount of payments that such Fund is  contractually  entitled to receive,  if any. In contrast,  currency swaps usually involve the delivery of the entire  principal  amount of one designated  currency in exchange for the other  designated  currency.  Therefore,  the entire  principal  value of a currency  swap is subject to the risk that the other  party to the swap will  default on its  contractual delivery  obligations.  To the extent that the Fund's potential  exposure in a transaction  involving a swap or an interest rate floor, cap or collar is covered by the  segregation of cash or liquid assets,  the Fund and the Sub-Adviser  believe that the  transactions do not  constitute  senior  securities  under the Act and,  accordingly,  will not treat them as being  subject  to the  Fund's  borrowing restrictions.

         The Fund will not enter into any interest rate,  mortgage or credit swap transactions  unless the unsecured  commercial paper, senior debt or  claims-paying  ability of the other party is rated either A or A-1 or better by Standard & Poor's or A or P-1 or better by Moody's  or their  equivalent  ratings.  The Fund will also not enter  into any  currency  swap  transactions  unless the  unsecured commercial  paper,  senior debt or  claims-paying  ability of the other party thereto is rated investment grade by Standard & Poor's or
Moody's,  or, if unrated by such  rating  organization,  determined  to be of  comparable  quality  by the  Sub-Adviser.  If there is a default by the other party to such a transaction,  the Fund will have contractual  remedies  pursuant to the agreements  related to the transaction.  The use of interest rate,  mortgage,  credit,  total return and currency swaps, as well as interest rate caps, floors and collars,  is a highly  specialized  activity  which involves  investment  techniques and risks  different  from those  associated  with ordinary Fund  securities  transactions.  If the Sub-Adviser is incorrect in its forecasts of market values,  credit quality,  interest rates and currency  exchange  rates,  the  investment  performance  of the Fund would be less favorable than it would have been if this investment technique were not used.

         Options on Securities and Securities Indices.

                  Writing  Covered  Options.  The Fund may write (sell)  covered call and put options on any securities in which it may invest or on any  securities  index  consisting  of  securities  in which it may invest.  The Fund may write such options on securities that are listed on national domestic securities  exchanges or foreign securities  exchanges or traded in the  over-the-counter  market.
A call option written by the Fund obligates  such Fund to sell  specified  securities to the holder of the option at a specified  price if the option is exercised  before the expiration  date. All call options  written by the Fund are covered,  which means that such Fund will own the securities  subject to the option so long as the option is  outstanding or such Fund will use the other methods  described below.  The Fund's  purpose in writing  covered call  options is to realize  greater  income than would be realized on Fund  securities transactions  alone.  However,  a Fund may forego the  opportunity  to profit from an increase  in the market  price of the  underlying security.

         A put option  written by a Fund  obligates  the Fund to purchase  specified  securities  from the option holder at a specified price if the option is exercised  before the  expiration  date.  All put options  written by a Fund would be covered,  which means that such Fund will  segregate  cash or liquid  assets with a value at least equal to the  exercise  price of the put option or will use the other  methods  described  below.  The purpose of writing  such  options is to generate  additional  income for the Fund.  However,  in return for the option premium,  each Fund accepts the risk that it may be required to purchase the underlying  securities at a price in excess of the securities' market value at the time of purchase.

         The Fund may also write (sell) covered call and put options on any securities  index  consisting of securities in which it may invest.  Options on  securities  indices are similar to options on  securities,  except that the exercise of  securities  index options requires  cash  settlement  payments and does not involve the actual  purchase or sale of  securities.  In addition,  securities  index options are designed to reflect  price  fluctuations  in a group of securities  or segment of the  securities  market rather than price fluctuations in a single security.

         The Fund may cover call options on a securities  index by owning  securities whose price changes are expected to be similar to those of the  underlying  index or by having an absolute  and  immediate  right to acquire  such  securities  without  additional  cash consideration  (or if additional  cash  consideration  is required,  liquid assets in such amount are  segregated)  upon  conversion or exchange of other  securities  held by it. The Fund may also cover call and put options on a securities  index by  segregating  cash or liquid assets,  as permitted by applicable law, with a value equal to the exercise price or by owning  offsetting  options as described above.

         The writing of options is a highly specialized  activity which involves  investment  techniques and risks different from those associated  with ordinary Fund securities  transactions.  The use of options to seek to increase total return involves the risk of loss if the  Sub-Adviser is incorrect in its  expectation of  fluctuations  in securities  prices or interest  rates.  The successful use of options for hedging  purposes  also depends in part on the ability of the  Sub-Adviser  to predict  future price  fluctuations  and the degree of correlation  between the options and securities  markets.  If the  Sub-Adviser is incorrect in its  expectation of changes in securities  prices or  determination of the correlation  between the securities  indices on which options are written and purchased and the securities in the Fund's  investment  Fund,  the investment  performance of the Fund will be less favorable than it would have been in the absence of such options  transactions.  The writing of options  could  increase the Fund's Fund  turnover  rate and,  therefore, associated brokerage commissions or spreads.

                  Purchasing  Options.  The Fund may also  purchase  put and call options on any  securities  in which it may invest or options on any  securities  index  consisting of securities in which it may invest.  In addition,  the Fund may enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

         The Fund may purchase call options in anticipation of an increase,  or put options in anticipation of a decrease  ("protective puts"),  in the market value of  securities  of the type in which it may invest.  The purchase of a call option would entitle the Fund, in return for the premium  paid,  to purchase  specified  securities  at a specified  price  during the option  period.  The Fund would ordinarily  realize a gain on the purchase of a call option if, during the option  period,  the value of such  securities  exceeded the sum of the exercise  price,  the premium paid and transaction  costs;  otherwise the Fund would realize either no gain or a loss on the purchase of the call  option.  The  purchase  of a put option  would  entitle the Fund,  in  exchange  for the  premium  paid,  to sell specified  securities at a specified  price during the option  period.  The purchase of protective  puts is designed to offset or hedge against a decline  in the  market  value of a Fund's  securities.  Put  options  may also be  purchased  by a Fund for the  purpose  of affirmatively  benefiting  from a decline in the price of securities  which it does not own. The Fund would  ordinarily  realize a gain if, during the option period,  the value of the underlying  securities  decreased  below the exercise price  sufficiently  to cover the premium and  transaction  costs;  otherwise  the Fund would realize  either no gain or a loss on the purchase of the put option.  Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the underlying Fund securities.

         The Fund may  purchase  put and call  options on  securities  indices  for the same  purposes  as it may  purchase  options on securities.  Options on securities  indices are similar to options on securities,  except that the exercise of securities index options requires  cash  payments and does not involve the actual  purchase or sale of  securities.  In addition,  securities  index options are designed to reflect price  fluctuations in a group of securities or segment of the securities market rather than price  fluctuations in a single security.

                  Writing and  Purchasing  Currency Call and Put Options.  The Fund may write covered put and call options and purchase put and call  options on  foreign  currencies  in an attempt to protect  against  declines  in the U.S.  dollar  value of foreign  Fund securities  and against  increases  in the U.S.  dollar cost of foreign  securities  to be  acquired.  The Fund may also use options on currency to  cross-hedge,  which involves  writing or purchasing  options on one currency to seek to hedge against  changes in exchange rates for a different currency with a pattern of correlation.  As with other kinds of option  transactions,  however, the writing of an option on foreign  currency will  constitute  only a partial  hedge,  up to the amount of the premium  received.  If an option that the
Fund has written is exercised,  the Fund could be required to purchase or sell foreign  currencies at  disadvantageous  exchange rates, thereby  incurring  losses.  The purchase of an option on foreign  currency may  constitute an effective  hedge  against  exchange rate fluctuations;  however, in the event of exchange rate movements adverse to the Fund's position,  the Fund may forfeit the entire amount of the premium plus related  transaction  costs.  The writing of currency  options involves a risk that the Fund will, upon exercise of the option,  be required to sell currency subject to a call at a price that is less than the currency's  market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value.

         The Fund may  terminate  its  obligations  under a written  call or put option by  purchasing  an option  identical to the one written.  Such  purchases are referred to as "closing  purchase  transactions."  The Fund may enter into closing sale  transactions  in order to realize gains or minimize losses on purchased options.

         In  addition  to using  options  for the hedging  purposes  described  above,  the Fund may use options on currency to seek to increase  total  return.  The Fund may write  (sell)  covered put and call  options on any  currency  in an attempt to realize  greater income  than would be  realized on Fund  securities  transactions  alone.  However,  in writing  covered  call  options for  additional income,  the Fund may forego the  opportunity to profit from an increase in the market value of the  underlying  currency.  Also,  when writing put options,  the Fund accepts,  in return for the option premium,  the risk that it may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

                  Yield Curve  Options.  The Fund may  purchase or write  options on the yield  "spread"  or  differential  between two securities.  Such  transactions are referred to as "yield curve" options.  In contrast to other types of options,  a yield curve option is based on the difference between the yields of designated  securities,  rather than the prices of the individual  securities,  and is settled  through cash  payments.  Accordingly,  a yield curve option is  profitable to the holder if this  differential  widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

         The trading of yield curve options is subject to all of the risks  associated  with the trading of other types of options.  In addition,  however,  such options present a risk of loss even if the yield of one of the underlying  securities remains constant, or if the spread moves in a direction or to an extent which was not anticipated.

                  Risks  Associated with Options  Transactions.  There is no assurance that a liquid  secondary market on a domestic or foreign  options  exchange will exist for any particular  exchange-traded  option or at any  particular  time. If the Fund is unable to effect a  closing  purchase  transaction  with  respect  to  covered  options  it has  written,  the Fund  will not be able to sell the underlying  securities or dispose of assets held in a segregated account until the options expire or are exercised.  Similarly,  if the
Fund is unable to effect a closing sale transaction  with respect to options it has purchased,  it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

         The  Fund  may  purchase  and  sell  both  options  that  are  traded  on  U.S.  and  foreign  exchanges  and  options  traded over-the-counter  with  broker-dealers  and other types of  institutions  that make markets in these options.  The ability to terminate over-the-counter  options is more  limited  than with  exchange-traded  options  and may involve  the risk that the  broker-dealers  or financial  institutions  participating in such  transactions  will not fulfill their  obligations.  Transactions by the Fund in options will be  subject to  limitations  established  by each of the  exchanges,  boards of trade or other  trading  facilities  on which such options are traded  governing  the maximum  number of options in each class which may be written or purchased  by a single  investor or group of investors  acting in concert  regardless  of whether the options are written or purchased on the same or different  exchanges, boards of trade or other trading  facilities or are held in one or more  accounts or through one or more brokers.  Thus,  the number of options  which a Fund may write or purchase may be affected by options  written or purchased by other  investment  advisory  clients or the Funds' Investment  Adviser.  An exchange,  board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Futures Contracts and Options on Futures Contracts

         The Fund may  purchase  and sell  various  kinds of futures  contracts,  and purchase and write call and put options on any of such futures  contracts.  The Fund may also enter into closing  purchase and sale  transactions  with respect to any of such  contracts and options.  The futures  contracts may be based on various  securities  (such as U.S.  Government  Securities),  securities  indices, foreign currencies and any other financial  instruments and indices.  The Fund will engage in futures and related options  transactions in order to seek to increase total return or to hedge against changes in interest rates,  securities  prices or, to the extent the Fund invests in foreign  securities,  currency  exchange rates, or to otherwise manage its term structure,  sector selection and duration in accordance  with its  investment  objective  and policies.  The Fund may also enter into closing  purchase and sale  transactions  with respect to such  contracts and options.  The Trust,  on behalf of each Fund,  has claimed an exclusion  from the definition of the term
"commodity  pool operator"  under the Commodity  Exchange Act and,  therefore,  is not subject to  registration or regulation as a pool operator under that Act with respect to the Funds.

         Neither the CFTC,  National Futures  Association,  SEC nor any domestic exchange regulates  activities of any foreign exchange or boards of trade,  including the  execution,  delivery and clearing of  transactions,  or has the power to compel  enforcement of the rules of a foreign  exchange or board of trade or any applicable  foreign law. This is true even if the exchange is formally  linked to a domestic  market so that a position taken on the market may be liquidated by a transaction  on another  market.  Moreover,  such laws or regulations  will vary depending on the foreign  country in which the foreign  futures or foreign options  transaction  occurs.  For these reasons,  a Fund's  investments in foreign futures or foreign options  transactions  may not be provided the same  protections in respect of transactions on United States  exchanges.  In particular  persons who trade foreign futures or foreign options contracts may not be afforded  certain of the protective  measures  provided by the Commodity  Exchange Act, the CFTC's  regulations and the rules of the National Futures  Association and any domestic  exchange,  including the right to use reparations  proceedings  before the CFTC and arbitration  proceedings  provided by the National Futures Association or any domestic futures exchange.  Similarly,  these persons may not have the protection of the U.S. securities laws.

                  Futures  Contracts.  A futures  contract may  generally  be described as an agreement  between two parties to buy and sell  particular  financial  instruments  or  currencies  for an agreed price  during a designated  month (or to deliver the final cash settlement  price, in the case of a contract  relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

         When  interest  rates are rising or  securities  prices are  falling,  a Fund can seek to offset a decline in the value of its current Fund  securities  through the sale of futures  contracts.  When interest rates are falling or securities  prices are rising,  a
Fund,  through the  purchase of futures  contracts,  can attempt to secure  better rates or prices than might later be available in the market when it effects  anticipated  purchases.  The Fund may purchase and sell futures  contracts on a specified  currency in order to seek to increase  total return or to protect  against  changes in currency  exchange  rates.  For example,  the Fund may seek to offset anticipated changes in the value of a currency in which its Fund securities,  or securities that it intends to purchase,  are quoted or denominated  by purchasing  and selling  futures  contracts on such  currencies.  As another  example,  the Fund may enter into futures transactions  to seek a closer  correlation  between the Fund's  overall  currency  exposures  and the  currency  exposures of a Fund's performance benchmark.

         Positions  taken in the futures  markets are not  normally  held to maturity  but are instead  liquidated  through  offsetting transactions  which may result in a profit or a loss.  While futures  contracts on securities or currency will usually be liquidated in this manner,  the Fund may instead make, or take,  delivery of the underlying  securities or currency whenever it appears  economically advantageous  to do so. A clearing  corporation  associated  with the exchange on which  futures on  securities  or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

                  Hedging  Strategies.  Hedging,  by use of  futures  contracts,  seeks to  establish  with more  certainty  than would otherwise be possible the effective  price or rate of return on Fund  securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which Fund  securities are quoted or  denominated.  The Fund may, for example,  take a "short"  position in the futures  market by selling  futures  contracts to seek to hedge against an  anticipated  rise in interest  rates or a decline in market  prices or foreign  currency  rates that would  adversely  affect the U.S.  dollar  value of the Fund's  Fund  securities.  Such futures  contracts may include  contracts for the future  delivery of securities  held by the Fund or securities  with  characteristics similar  to those of the  Fund's  securities.  Similarly,  the Fund may sell  futures  contracts  on any  currencies  in which its Fund securities are quoted or denominated or sell futures  contracts on one currency to seek to hedge against  fluctuations  in the value of securities quoted or denominated in a different currency if there is an established  historical pattern of correlation  between the two currencies.  If, in the opinion of the  Sub-advisor,  there is a sufficient  degree of correlation  between price trends for the Fund's securities and futures contracts based on other financial  instruments,  securities indices or other indices,  the Funds may also enter into such futures contracts as part of its hedging  strategy.  Although under some  circumstances  prices of securities in the Fund may be more or less  volatile  than  prices of such  futures  contracts,  the  Sub-Advisor  will  attempt  to  estimate  the extent of this volatility  difference  based on historical  patterns and compensate for any such  differential by having the Fund enter into a greater or lesser number of futures  contracts or by  attempting  to achieve only a partial  hedge  against price changes  affecting the Fund's securities.  When hedging of this character is successful,  any  depreciation  in the value of Fund  securities  will be  substantially offset by  appreciation in the value of the futures  position.  On the other hand, any  unanticipated  appreciation in the value of the
Fund would be substantially offset by a decline in the value of the futures position.

         On other occasions,  a Fund may take a "long" position by purchasing  futures contracts.  This may be done, for example,  when a Fund  anticipates  the  subsequent  purchase of  particular  securities  when it has the  necessary  cash,  but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available.

                  Options on Futures  Contracts.  The acquisition of put and call options on futures contracts will give the Fund right
(but not the  obligation)  for a specified  price to sell or to purchase,  respectively,  the underlying  futures  contract at any time during the option period.  As the purchaser of an option on a futures  contract,  a Fund obtains the benefit of the futures position if prices move in a  favorable  direction  but limits its risk of loss in the event of an  unfavorable  price  movement to the loss of the premium and  transaction  costs.  The Fund's loss incurred by writing  options on futures is  potentially  unlimited and may exceed the amount of the premium received.  The Fund will incur transaction costs in connection with the writing of options on futures.

                  Other  Considerations.  The Fund will engage in  transactions in futures  contracts and related options  transactions only to the extent such  transactions  are  consistent  with the  requirements  of the Code for  maintaining  their  qualifications  as regulated investment companies for federal income tax purposes.

         Transactions in futures  contracts and options on futures  involve  brokerage  costs,  require margin deposits and may require the Funds to segregate  cash or liquid  assets,  as permitted by  applicable  law, in an amount equal to the  underlying  value of such contracts and options.

         While  transactions in futures contracts and options on futures may reduce certain risks, such transactions  themselves entail certain  other  risks.  Thus,  while the Fund may benefit  from the use of futures and  options on  futures,  unanticipated  changes in interest rates or securities prices or currency  exchange rates may result in a poorer overall  performance for the Fund than if it had not entered into any futures  contracts or options  transactions.  When futures  contracts  and options are used for hedging  purposes, perfect  correlation  between the Fund's  futures  positions  and Fund  positions  will be  impossible  to achieve.  In the event of an imperfect  correlation  between a futures  position and the Fund's position which is intended to be protected,  the desired  protection may not be obtained and a Fund may be exposed to risk of loss.

         Perfect correlation  between the Fund's futures positions and Fund positions will be difficult to achieve,  particularly where futures  contracts  based on specific  fixed-income  securities  or specific  currencies  are not  available.  In  addition,  it is not possible to hedge fully or protect against  currency  fluctuations  affecting the value of securities  quoted or denominated in foreign currencies  because the value of such  securities  is likely to  fluctuate  as a result of  independent  factors  unrelated to currency fluctuations.  The  profitability  of the Fund's trading in futures  depends upon the ability of the  Sub-advisor to analyze  correctly the futures markets

         Convertible  Securities.  The Fund may  invest in  convertible  securities.  Convertible  securities  are  bonds,  debentures, notes,  preferred  stocks or other  securities that may be converted into or exchanged for a specified amount of common stock (or other securities)  of the same or  different  issuer  within a  particular  period of time at a  specified  price or formula.  A  convertible security  entitles the holder to receive  interest  that is generally  paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the  convertible  security  matures or is redeemed,  converted or exchanged.  Convertible  securities have unique investment  characteristics,  in that they  generally  (i) have higher  yields than common  stocks,  but lower  yields than  comparable non-convertible  securities,  (ii) are less subject to fluctuation in value than the underlying common stock due to their  fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

         A  convertible  security may be subject to redemption at the option of the issuer at a price  established  in the  convertible security's  governing  instrument.  If a convertible  security held by the Fund is called for redemption,  the Fund will be required to permit  the issuer to redeem the  security,  convert it into the  underlying  common  stock or sell it to a third  party.  Any of these actions  could have an adverse  effect on the Fund's  ability to achieve its  investment  objective,  which,  in turn,  could result in losses to the Fund.

         Lending of Fund  Securities.  While  securities  are being  lent,  the Fund will  continue to receive  the  equivalent  of the interest or dividends paid by the issuer on the  securities,  as well as interest on the investment of the collateral or a fee from the borrower.  The Fund has the right to call its loans and obtain the  securities on three  business  days' notice or, in connection  with securities  trading on foreign  markets,  within  such  longer  period of time that  coincides  with the normal  settlement  period for purchases and sales of such  securities in such foreign  markets.  The risks in lending Fund  securities,  as with other  extensions of secured credit,  consist of possible delay in receiving additional  collateral or in the recovery of the securities or possible loss of rights in the  collateral  should the  borrower  fail  financially.  Additional  information  about the lending of Fund  securities  is included in this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Restricted  and  Illiquid  Securities.  The Fund may purchase  securities  that are not  registered  or that are offered in an exempt non-public offering  ("Restricted  Securities") under the Securities Act of 1933, as amended ("1933 Act"),  including securities eligible for resale to "qualified  institutional  buyers" pursuant to Rule 144A under the 1933 Act.  However,  the Fund will not invest more than 15% of its net assets in illiquid  investments,  which include  repurchase  agreements with a notice or demand period of more than seven days, certain SMBS, certain municipal leases, certain over-the-counter  options,  securities that are not readily marketable and Restricted Securities,  unless the Sub-Adviser  determines,  based upon a continuing review of the trading markets for the specific
Restricted Securities and the adopted Fund guidelines, that such Restricted Securities are liquid.

         When-Issued and Forward  Commitment  Securities.  The Fund may purchase  securities on a when-issued basis or purchase or sell securities on a forward  commitment basis beyond the customary  settlement time.  These  transactions  involve a commitment by the Fund to  purchase or sell  securities  at a future  date  beyond the  customary  settlement  time.  The price of the  underlying  securities
(usually  expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement  date) are fixed at the time the transaction is negotiated.  When-issued  purchases and forward  commitment  transactions  are negotiated  directly with the other party,  and such  commitments  are not traded on  exchanges.  The Fund will  generally  purchase  securities on a when-issued basis or purchase or sell securities on a forward  commitment  basis only with the intention of completing the transaction and actually purchasing or selling the  securities.  If deemed  advisable as a matter of investment  strategy,  however,  the Fund may dispose of or negotiate a commitment  after entering into it. A Fund may also sell  securities it has committed to purchase  before those  securities are  delivered  to the Fund on the  settlement  date.  The  Funds  may  realize  capital  gains or  losses  in  connection  with  these transactions.  Securities  purchased or sold on a when-issued  or forward  commitment  basis involve a risk of loss if the value of the security to be  purchased  declines  prior to the  settlement  date or if the value of the security to be sold  increases  prior to the settlement date.

         Other  Investment  Companies.  The  reserves  the right to invest up to 10% of its  total  assets,  calculated  at the time of purchase,  in the securities of other investment  companies,  but may neither invest more than 5% of its total assets in the securities of any one  investment  company  nor acquire  more than 3% of the voting  securities  of any other  investment  company.  The Fund will indirectly bear its proportionate  share of any management fees and other expenses paid by investment  companies in which it invests in addition to the  management  fees and other  expenses paid by the Fund.  Although the Fund does not expect to do so in the  foreseeable future, it is authorized to invest  substantially all of its assets in a single open-end  investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

The Fund may also purchase  shares of investment  companies  investing  primarily in foreign  securities,  including  "country  funds."
Country funds have Funds  consisting  primarily of securities of issuers located in specified  foreign  countries or regions.  The Fund may also invest in iSharessm and similar  securities.  iSharessm are shares of an investment company that invests  substantially all of its assets in securities  included in various  securities  indices including foreign  securities  indices.  iSharessm are listed on the
AMEX and were  initially  offered to the public in 1996.  The market prices of iSharessm  are expected to fluctuate in accordance  with both changes in the NAVs of their  underlying  indices and supply and demand of iSharessm on the AMEX. To date,  iSharessm  have traded at relatively  modest  discounts and premiums to the NAVs.  However,  iSharessm  have a limited  operating  history and  information is lacking  regarding the actual  performance and trading  liquidity of iSharessm for extended periods or over complete market cycles.  In addition,  there is no assurance that the  requirements  of the AMEX necessary to maintain the listing of iSharessm will continue to be met or will remain unchanged.  In the event substantial  market or other  disruptions  affecting  iSharessm should occur in the future, the liquidity and value of a Fund's shares could also be  substantially  and adversely  affected.  If such disruptions were to occur, a
Fund could be required to reconsider the use of iSharessm as part of its investment strategy.

         Repurchase  Agreements.  The Fund may enter into  repurchase  agreements  with  banks,  brokers,  and  dealers  which  furnish collateral  at least equal in value or market price to the amount of their  repurchase  obligation.  These  repurchase  agreements  may involve foreign  government  securities.  A repurchase  agreement is an arrangement  under which the Fund purchases  securities and the seller agrees to repurchase the securities  within a particular time and at a specified price.  Custody of the securities is maintained by the Fund's  custodian (or  sub-custodian).  The repurchase  price may be higher than the purchase price, the difference being income to the Fund, or the purchase and  repurchase  prices may be the same,  with interest at a stated rate due to the Fund together with the repurchase  price on repurchase.  In either case,  the income to the Fund is unrelated to the interest rate on the security  subject to the repurchase agreement.

         For purposes of the Act, and  generally  for tax  purposes,  a repurchase  agreement is deemed to be a loan from a Fund to the seller of the security.  For other  purposes,  it is not always clear whether a court would  consider the security  purchased by a Fund subject to a repurchase  agreement  as being owned by a Fund or as being  collateral  for a loan by a Fund to the seller.  In the event of commencement of bankruptcy or insolvency  proceedings  with respect to the seller of the security before  repurchase of the security under a repurchase  agreement,  a Fund may  encounter  delay and incur costs before being able to sell the  security.  Such a delay may involve loss of interest or a decline in value of the security.  If the court  characterizes  the  transaction as a loan and a Fund has not  perfected a security  interest in the  security,  the Fund may be required to return the  security to the  seller's  estate and be treated as an  unsecured  creditor  of the  seller.  As an  unsecured  creditor,  a Fund would be at risk of losing  some or all of the principal and interest  involved in the  transaction.  Apart from the risk of bankruptcy or insolvency  proceedings,  there is also the risk that the seller may fail to repurchase the security.

         Reverse  Repurchase  Agreements.  The  Fund  may  borrow  money  by  entering  into  transactions  called  reverse  repurchase agreements.  Under these arrangements,  the Fund will sell Fund securities to dealers in U.S.  Government  Securities or members of the
Federal  Reserve  System,  with an agreement to repurchase the security on an agreed date,  price and interest  payment.  These reverse repurchase  agreements may involve foreign  government  securities.  Reverse  repurchase  agreements involve the possible risk that the value of Fund securities the Fund  relinquishes may decline below the price the Fund must pay when the transaction  closes.  Borrowings may magnify the  potential for gain or loss on amounts  invested  resulting in an increase in the  speculative  character of the Fund's outstanding shares.

         When the Fund enters into a reverse  repurchase  agreement,  it places in a separate custodial account either liquid assets or other high grade debt  securities  that have a value equal to or greater than the repurchase  price.  The account is then  continuously monitored  by the  Investment  Adviser  to make sure  that an  appropriate  value is  maintained.  Reverse  repurchase  agreements  are considered to be borrowings under the Act.

         Investment  Policies  Which May Be Changed  Without  Shareholder  Approval.  The following  limitations  are applicable to the
Strategic  Partners  High Yield Bond Fund.  The  limitations  are not  "fundamental"  restrictions  and may be changed by the  Trustees without shareholder approval.

         The Fund may not:

         (1)    Invest in companies for the purpose of exercising control or management;

         (2)    Invest more than 15% of the Fund's net assets in illiquid investments,  including illiquid repurchase agreements with a notice or demand period of more than seven days,  securities  which are not readily  marketable and restricted  securities not eligible for resale pursuant to Rule 144A under the 1933 Act;

         (3)    Purchase additional  securities if the Fund's borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets; or

         (4)    Make short sales of securities, except short sales against-the-box.